PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

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This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.

Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
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At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The Sub-Accounts and the Funds are listed below:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:

  Putnam Asia Pacific Growth Sub-Account                      Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam Diversified Income Sub-Account                       Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust
  Putnam The George Putnam Fund of Boston Sub-Account         Class IA of Putnam VT The George Putnam Fund of
                                                              Boston of Putnam Variable Trust
  Putnam Global Asset Allocation Sub-Account                  Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam Global Growth Sub-Account                            Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam Growth and Income Sub-Account                        Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam Health Sciences Sub-Account                          Class IA of Putnam VT Health Sciences Fund of
                                                              Putnam Variable Trust
  Putnam High Yield Sub-Account                               Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam Income Sub-Account (formerly Putnam U.S. Government  Class IA of Putnam VT Income Fund (formerly Putnam
  and High Quality Bond Sub-Account)                          VT U.S. Government and High Quality Bond Fund) of
                                                              Putnam Variable Trust
  Putnam International Growth Sub-Account                     Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam International Growth and Income Sub-Account          Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:

  Putnam International New Opportunities Sub-Account          Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam Investors Sub-Account                                Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam Money Market Sub-Account                             Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam New Opportunities Sub-Account                        Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam New Value Sub-Account                                Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam OTC & Emerging Growth Sub-Account                    Class IA of Putnam VT OTC & Emerging Growth Fund
                                                              of Putnam Variable Trust
  Putnam Research Sub-Account                                 Class IA of Putnam VT Research Fund of the Putnam
                                                              Variable Trust
  Putnam Small Cap Value Sub-Account                          Class IA of Putnam VT Small Cap Value Fund of
                                                              Putnam Variable Trust
  Putnam Utilities Growth and Income Sub-Account              Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam Vista Sub-Account                                    Class IA of Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam Voyager Sub-Account                                  Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
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PROSPECTUS DATED: MAY 3, 1999
REVISED DATED: OCTOBER 18, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     4
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FEE TABLE                                                         5
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ABOUT US                                                          7
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  Hartford Life Insurance Company                                 7
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  Separate Account Five                                           7
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  The Funds                                                       7
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CHARGES AND DEDUCTIONS                                            9
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YOUR POLICY                                                      11
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  Policy Rights                                                  11
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  Policy Limitations                                             11
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  Changes to Policy or Separate Account                          12
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PREMIUMS                                                         12
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DEATH BENEFITS AND POLICY VALUES                                 14
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MAKING WITHDRAWALS FROM YOUR POLICY                              15
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LOANS                                                            16
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LAPSE AND REINSTATEMENT                                          16
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FEDERAL TAX CONSIDERATIONS                                       17
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LEGAL PROCEEDINGS                                                19
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OTHER MATTERS                                                    20
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  Legal Matters                                                  20
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  Year 2000                                                      20
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GLOSSARY OF SPECIAL TERMS                                        22
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APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       23
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STATEMENT OF ADDITIONAL INFORMATION
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4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE INSURANCE COMPANY                                                5
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FEE TABLE

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
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Surrender Charges       When you fully or partially          A percentage of the amount
                        surrender your policy.               surrendered, not to exceed the
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy Year        Percentage
                                                                     --               -----
                                                                      1                7.5%
                                                                      2                7.5%
                                                                      3                7.5%
                                                                      4                  6%
                                                                      5                  6%
                                                                      6                  4%
                                                                      7                  4%
                                                                      8                  2%
                                                                      9                  2%
                                                                10+                      0%
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Unamortized Tax Charge  Upon surrender or partial surrender  A percentage of the Account Value
                        of the policy.                       depending on the Policy Year the
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy Year        Percentage
                                                                     --               -----
                                                                      1               2.25%
                                                                      2               2.00%
                                                                      3               1.75%
                                                                      4               1.50%
                                                                      5               1.25%
                                                                      6               1.00%
                                                                      7               0.75%
                                                                      8               0.50%
                                                                      9               0.25%
                                                                10+                   0.00%

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Surrender Charges       All, if the surrender is subject to a
                        charge.
----------------------
Unamortized Tax Charge  Only policies which elect Option 1.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
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Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
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Mortality and Expense   Monthly.                             - Under Option 1: .90% (annualized)
Risk Charge                                                  of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond
                                                             - Under Option 2: .65% (annualized)
                                                             of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond
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Tax Expense Charge      - Under Option 1: Monthly.           - Under Option 1: .40% (annualized)
                        - Under Option 2: Receipt of         of Account Value for Policy Years
                        Premium Payment.                       1-10
                                                             - Under Option 2: 4% of each
                                                             premium payment in all Policy Years
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Annual Maintenance Fee  On Policy Anniversary Date or upon                 $30.00
                        surrender of the policy.
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Administrative Charge   Monthly.                             .40% (annualized) of Sub-Account
                                                             Value

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Cost of Insurance                        All
Charges
----------------------
Mortality and Expense                    All
Risk Charge
----------------------
Tax Expense Charge                       All
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Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of
                        surrender.
----------------------
Administrative Charge                    All

6                                                HARTFORD LIFE INSURANCE COMPANY
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED (ANNUALIZED)
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Management Fees         Daily net asset values of a Fund               0.450% - 1.200%
                        reflect Management Fees already
                        deducted from assets of the Fund.
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Other Expenses          Daily net asset values of a Fund               0.040% - 0.590%
                        reflect Other Expenses already
                        deducted from the assets of the
                        Fund.
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Total Fund Annual       Daily net asset values of a Fund               0.500% - 1.620%
Expenses                reflect Total Fund Annual Operating
                        Expenses already deducted from
                        assets of the Fund.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Management Fees         All policies, but deductions only
                        from underlying Funds selected by
                        you.
----------------------
Other Expenses          All policies, but deductions only
                        from underlying Funds selected by
                        you.
----------------------
Total Fund Annual       All policies, but deductions only
Expenses                from underlying Funds selected by
                        you.

HARTFORD LIFE INSURANCE COMPANY                                                7
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING         BASIS OF RATING
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A.M. Best and
Company, Inc.              1/1/99         A+      Financial performance
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Standard & Poor's          6/1/98        AA       Insurer financial strength
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Duff & Phelps            12/21/98        AA+      Claims paying ability
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SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND (FORMERLY PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND
FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

8                                                HARTFORD LIFE INSURANCE COMPANY
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PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

HARTFORD LIFE INSURANCE COMPANY                                                9
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- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

CHARGES AND DEDUCTIONS
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The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:
Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

10                                               HARTFORD LIFE INSURANCE COMPANY
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MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The cost of the capitalization of certain policy acquisition expenses under Section 848 of the Internal Revenue Code.

(2) During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
---------------------
     1        2.25%
---------------------
     2        2.00%
---------------------
     3        1.75%
---------------------
     4        1.50%
---------------------
     5        1.25%
---------------------
     6        1.00%
---------------------
     7        0.75%
---------------------
     8        0.50%
---------------------
     9        0.25%
---------------------
    10+       0.00%
---------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

HARTFORD LIFE INSURANCE COMPANY                                               11
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SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
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POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

12                                               HARTFORD LIFE INSURANCE COMPANY
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CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

HARTFORD LIFE INSURANCE COMPANY                                               13
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Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

(a) the New York Stock Exchange is closed;

(b) trading on the New York Stock Exchange is restricted by the SEC;

(c) the SEC permits and orders postponement; or

(d) the SEC determines that an emergency exists to restrict valuation.

14                                               HARTFORD LIFE INSURANCE COMPANY
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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

(1) the Face Amount; or

(2) the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                     A          B
-----------------------------------------------------
Face Amount:                      $100,000   $100,000
-----------------------------------------------------
Insured's Age:                       40         40
-----------------------------------------------------
Account Value on Date of Death:   $ 46,500   $ 34,000
-----------------------------------------------------
Specified Percentage                  250%       250%
-----------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

HARTFORD LIFE INSURANCE COMPANY                                               15
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VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some

16                                               HARTFORD LIFE INSURANCE COMPANY
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states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and,
ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A

HARTFORD LIFE INSURANCE COMPANY                                               17
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request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated

18                                               HARTFORD LIFE INSURANCE COMPANY
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as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the

HARTFORD LIFE INSURANCE COMPANY                                               19
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no material legal proceedings pending to which the Separate Account is a party.

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OTHER MATTERS

LEGAL MATTERS

Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

YEAR 2000

IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its

HARTFORD LIFE INSURANCE COMPANY                                               21
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business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               23
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APPENDIX A

SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

                         THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity

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Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

                                     PART B

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 1999, REVISED OCTOBER 18, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999, REVISED OCTOBER 18,
1999

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TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
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SERVICES                                                           5
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EXPERTS                                                            5
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DISTRIBUTION OF THE POLICIES                                       5
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ADDITIONAL INFORMATION ABOUT CHARGES                               6
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LLUSTRATION OF BENEFITS                                            7
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FINANCIAL STATEMENTS                                            SA-1
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HARTFORD LIFE INSURANCE COMPANY                                                3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:

                                   POSITION WITH                               OTHER BUSINESS PROFESSION,
                                     HARTFORD;                              VOCATION OR EMPLOYMENT FOR PAST
NAME                             YEAR OF ELECTION                           FIVE YEARS; OTHER DIRECTORSHIPS

Wendell J. Bossen             Vice President, 1992**          Vice President (1992-Present), Hartford Life and Accident
                                                              Insurance Company; President (1992-Present), International
                                                              Corporate Marketing Group, Inc.; Executive Vice President
                                                              (1984-1992), Mutual Benefit.

Gregory A. Boyko              Senior Vice President,          Vice President and Controller (1995-1997), Hartford Life
                              Director 1997                   Insurance Company; Director (1997-Present); Senior Vice
                                                              President (1997-Present), Chief Financial Officer &
                                                              Treasurer (1997-1998); Vice President & Controller
                                                              (1995-1997), Hartford Life and Accident Insurance Company;
                                                              Senior Vice President, Chief Financial Officer & Treasurer
                                                              (1997-Present), Hartford Life, Inc.; Chief Financial Officer
                                                              (1994-1995), IMG American Life; Senior Vice President
                                                              (1992-1994), Connecticut Mutual Life Insurance Company.

Peter W. Cummins              Senior Vice President,          Vice President (1989-1997); Director of Broker Dealer Sales-
                              1997                            ILAD (1989-1992), Hartford; Senior Vice President
                                                              (1997-Present) Vice President (1989-1997); Director of
                                                              Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                              Accident Insurance Company.

Timothy M. Fitch              Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                              President (1995-Present); Actuary (1994-Present); Assistant
                                                              Vice President (1992-1995), Hartford Life and Accident
                                                              Insurance Company.

Mary Jane B. Fortin           Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                              Accounting Officer,             Hartford Life & Annuity Insurance Company; Vice President &
                              1998                            Chief Accounting Officer, (1998-Present), Royal Life
                                                              Insurance Company of America; Vice President & Chief
                                                              Accounting Officer (1998-Present) Alpine Life Insurance
                                                              Company; Chief Accounting Officer (1997-Present), Hartford
                                                              Life, Inc.; Director, Finance (1995-1997), Value
                                                              Health, Inc.; Senior Manager (1993-1995), Coopers and
                                                              Lybrand; Audit Manager (1993-1996) Arthur Andersen & Co.

David T. Foy                  Senior Vice President           Senior Vice President (1998-Present), Vice President (1998),
                              and                             Assistant Vice President (1995-1998), Hartford; Senior Vice
                              Treasurer, 1998                 President (1998-Present), Hartford Life and Accident
                                                              Insurance Company; Director, Strategic Planning Corporate
                                                              Finance (1995-1996), IA Product Development (1994-1995),
                                                              Hartford; Various Actuarial Roles (1989-1993), Milliman &
                                                              Robertson.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Lynda Godkin                  Senior Vice President,          Associate General Counsel (1995-1996); Assistant General
                              1997                            Counsel and Secretary (1994-1995); Counsel (1990-1994),
                              General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                              Corporate Secretary,            (1997-Present); General Counsel (1996-Present); Corporate
                              1995                            Secretary (1995-Present); Associate General Counsel
                              Director, 1997                  (1995-1996); Assistant General Counsel and Secretary
                                                              (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                              Insurance Company; Vice President and General Counsel
                                                              (1997-Present), Hartford Life, Inc.

Lois W. Grady                 Senior Vice President,          Vice President (1993-1998); Assistant Vice President
                              1998                            (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                              President (1993-1997); Assistant Vice President (1987-1993),
                                                              Hartford Life and Accident Insurance Company.

Stephen T. Joyce              Vice President, 1997            Assistant Vice President (1994-1997), Hartford; Assistant
                                                              Vice President (1994-1997), Hartford Life and Accident
                                                              Insurance Company.

Michael D. Keeler             Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                              Insurance Company; Vice President (1995-1997), Providian
                                                              Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                              Communications.

Robert A. Kerzner             Senior Vice President,          Vice President, (1995-1998); Regional Vice President
                              1998                            (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                              Life and Accident Insurance Company.

Thomas M. Marra               Executive Vice                  Senior Vice President (1994-1995); Vice President
                              President,                      (1989-1994); Actuary (1987-1995), Hartford; Director
                              1995                            (1994-Present); Executive Vice President (1995-Present);
                              Director, 1994*                 Senior Vice President (1994-1995); Director, Individual Life
                                                              and Annuity Division (1994-Present); Actuary (1987-1997),
                                                              Hartford Life and Accident Insurance Company; Executive Vice
                                                              President, Individual Life and Annuities (1997-Present),
                                                              Hartford Life, Inc.

Joseph J. Noto                Vice President, 1989            Executive Vice President & Chief Operating Officer
                                                              (1997-Present); Director (1994-Present); President
                                                              (1994-1997), American Maturity Life Insurance Company; Vice
                                                              President (1989-1997), Hartford Life and Accident Insurance
                                                              Company.

Craig R. Raymond              Senior Vice President,          Vice President (1993-1997); Assistant Vice President
                              1997                            (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                              Chief Actuary, 1994             President (1997-Present); Chief Actuary (1995-Present); Vice
                                                              President (1993-1997); Actuary (1990-1995), Hartford Life
                                                              and Accident Insurance Company; Vice President and Chief
                                                              Actuary (1997-Present), Hartford Life, Inc.

Donald A. Salama              Vice President, 1997            Vice President (1997-Present), Hartford Life and Accident
                                                              Insurance Company; Principal and Director Institutional
                                                              Sales (1995-1998), The Vanguard Group; Senior Vice President
                                                              (1994-1995), Mercantile Ban-corporation; Vice President
                                                              (1988-1994), Bankers Trust Company.

Lowndes A. Smith              President, 1989                 Chief Operating Officer (1989-1997), Hartford; Director
                              Chief Executive                 (1981-Present); President (1989-Present); Chief Executive
                              Officer,                        Officer (1997-Present); Chief Operating Officer (1989-1997),
                              1997                            Hartford Life and Accident Insurance Company; Chief
                              Director, 1981*                 Executive Officer and President and Director (1997-Present),
                                                              Hartford Life, Inc.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

David M. Znamierowski         Senior Vice President,          Vice President (1997), Hartford; Director (1998-Present);
                              1997                            Senior Vice President (1997-Present); Hartford Life and
                              Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                              Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                              President, Investment Strategy & Policy (1991-1996), Aetna
                                                              Life and Casualty.

---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE -- was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account . Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:

------------------------------------------------------------------
NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
Lowndes A. Smith            President and Chief Executive Officer,
                            Director
------------------------------------------------------------------
Thomas M. Marra             Executive Vice President, Director
------------------------------------------------------------------
Robert A. Kerzner           Executive Vice President
------------------------------------------------------------------
Lynda Godkin                Senior Vice President, General Counsel
                            and Corporate Secretary, Director
------------------------------------------------------------------
Peter W. Cummins            Senior Vice President
------------------------------------------------------------------
David T. Foy                Treasurer
------------------------------------------------------------------
George R. Jay               Controller
------------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     44,053   10,778       9,755     44,053
 2                          11,025       11,760      10,745     44,053   11,586      10,574     44,053
 3                          11,576       12,738      11,736     44,053   12,461      11,463     44,053
 4                          12,155       13,801      12,964     44,053   13,409      12,578     44,053
 5                          12,763       14,954      14,137     44,053   14,437      13,626     44,053
 6                          13,401       16,207      15,615     44,053   15,551      14,965     44,053
 7                          14,071       17,567      17,006     44,053   16,759      16,204     44,053
 8                          14,775       19,045      18,719     44,053   18,070      17,750     44,053
 9                          15,513       20,649      20,367     44,053   19,493      19,215     44,053
10                          16,289       22,391      22,361     44,053   21,040      21,010     44,053
11                          17,103       24,478      24,448     44,053   22,909      22,879     44,053
12                          17,959       26,763      26,733     44,053   24,967      24,937     44,053
13                          18,856       29,265      29,235     44,053   27,239      27,209     44,053
14                          19,799       32,018      31,988     44,185   29,753      29,723     44,053
15                          20,789       35,062      35,032     46,982   32,542      32,512     44,053
16                          21,829       38,407      38,377     49,929   35,636      35,606     46,326
17                          22,920       42,068      42,038     53,847   39,031      39,001     49,959
18                          24,066       46,075      46,045     58,054   42,746      42,716     53,859
19                          25,270       50,460      50,460     62,569   46,811      46,781     58,045
20                          26,533       55,292      55,292     67,456   51,261      51,261     62,538

25                          33,864       87,104      87,104    101,040   80,746      80,746     93,665
35                          55,160       215,814    215,814    228,762   199,928    199,928    211,924
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     44,053    10,191      9,182     44,053
 2                          11,025       10,524      9,533     44,053    10,346      9,360     44,053
 3                          11,576       10,780      9,812     44,053    10,495      9,531     44,053
 4                          12,155       11,044     10,249     44,053    10,635      9,845     44,053
 5                          12,763       11,316     10,544     44,053    10,765     10,001     44,053
 6                          13,401       11,594     11,048     44,053    10,883     10,345     44,053
 7                          14,071       11,880     11,361     44,053    10,987     10,474     44,053
 8                          14,775       12,174     11,883     44,053    11,071     10,786     44,053
 9                          15,513       12,476     12,215     44,053    11,133     10,875     44,053
10                          16,289       12,787     12,757     44,053    11,168     11,138     44,053
11                          17,103       13,211     13,181     44,053    11,265     11,235     44,053
12                          17,959       13,650     13,620     44,053    11,331     11,301     44,053
13                          18,856       14,105     14,075     44,053    11,363     11,333     44,053
14                          19,799       14,577     14,547     44,053    11,356     11,326     44,053
15                          20,789       15,065     15,035     44,053    11,301     11,271     44,053
16                          21,829       15,570     15,540     44,053    11,190     11,160     44,053
17                          22,920       16,093     16,063     44,053    11,015     10,985     44,053
18                          24,066       16,635     16,605     44,053    10,760     10,730     44,053
19                          25,270       17,197     17,167     44,053    10,411     10,381     44,053
20                          26,533       17,778     17,748     44,053     9,952      9,922     44,053

25                          33,864       21,010     20,980     44,053     5,240      5,210     44,053
35                          55,160       29,447     29,417     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     44,053     9,605      8,638     44,053
 2                          11,025        9,355      8,437     44,053     9,176      8,275     44,053
 3                          11,576        9,034      8,168     44,053     8,744      7,905     44,053
 4                          12,155        8,722      8,038     44,053     8,305      7,652     44,053
 5                          12,763        8,421      7,780     44,053     7,859      7,259     44,053
 6                          13,401        8,128      7,692     44,053     7,403      7,003     44,053
 7                          14,071        7,845      7,443     44,053     6,934      6,575     44,053
 8                          14,775        7,571      7,352     44,053     6,449      6,258     44,053
 9                          15,513        7,305      7,111     44,053     5,943      5,779     44,053
10                          16,289        7,048      7,018     44,053     5,413      5,383     44,053
11                          17,103        6,853      6,823     44,053     4,894      4,864     44,053
12                          17,959        6,663      6,633     44,053     4,339      4,309     44,053
13                          18,856        6,477      6,447     44,053     3,742      3,712     44,053
14                          19,799        6,296      6,266     44,053     3,097      3,067     44,053
15                          20,789        6,119      6,089     44,053     2,398      2,368     44,053
16                          21,829        5,946      5,916     44,053     1,636      1,606     44,053
17                          22,920        5,777      5,747     44,053       800        770     44,053
18                          24,066        5,612      5,582     44,053        --         --         --
19                          25,270        5,451      5,421     44,053        --         --         --
20                          26,533        5,294      5,264     44,053        --         --         --

25                          33,864        4,561      4,531     44,053        --         --         --
35                          55,160        3,333      3,303     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     44,053   10,407       9,627     44,053
 2                          11,025       11,437      10,657     44,053   11,253      10,473     44,053
 3                          11,576       12,468      11,688     44,053   12,175      11,395     44,053
 4                          12,155       13,595      12,965     44,053   13,181      12,551     44,053
 5                          12,763       14,827      14,197     44,053   14,279      13,649     44,053
 6                          13,401       16,174      15,744     44,053   15,479      15,049     44,053
 7                          14,071       17,646      17,216     44,053   16,789      16,359     44,053
 8                          14,775       19,255      19,025     44,053   18,223      17,993     44,053
 9                          15,513       21,014      20,784     44,053   19,791      19,561     44,053
10                          16,289       22,937      22,907     44,053   21,510      21,480     44,053
11                          17,103       25,076      25,046     44,053   23,432      23,402     44,053
12                          17,959       27,417      27,387     44,053   25,550      25,520     44,053
13                          18,856       29,984      29,954     44,053   27,889      27,859     44,053
14                          19,799       32,817      32,787     45,287   30,479      30,449     44,053
15                          20,789       35,941      35,911     48,160   33,354      33,324     44,694
16                          21,829       39,371      39,341     51,182   36,533      36,503     47,492
17                          22,920       43,125      43,095     55,199   40,014      39,984     51,217
18                          24,066       47,233      47,203     59,513   43,823      43,793     55,217
19                          25,270       51,729      51,729     64,143   47,992      47,962     59,509
20                          26,533       56,682      56,682     69,152   52,555      52,555     64,117

25                          33,864       89,295      89,295    103,581   82,785      82,785     96,030
35                          55,160       221,241    221,241    234,515   204,975    204,975    217,273
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     44,053     9,840      9,072     44,053
 2                          11,025       10,234      9,454     44,053    10,048      9,268     44,053
 3                          11,576       10,551      9,771     44,053    10,252      9,472     44,053
 4                          12,155       10,880     10,250     44,053    10,451      9,821     44,053
 5                          12,763       11,219     10,589     44,053    10,644     10,014     44,053
 6                          13,401       11,570     11,140     44,053    10,828     10,398     44,053
 7                          14,071       11,933     11,503     44,053    11,001     10,571     44,053
 8                          14,775       12,309     12,079     44,053    11,160     10,930     44,053
 9                          15,513       12,697     12,467     44,053    11,300     11,070     44,053
10                          16,289       13,098     13,068     44,053    11,419     11,389     44,053
11                          17,103       13,533     13,503     44,053    11,528     11,498     44,053
12                          17,959       13,984     13,954     44,053    11,609     11,579     44,053
13                          18,856       14,451     14,421     44,053    11,656     11,626     44,053
14                          19,799       14,935     14,905     44,053    11,665     11,635     44,053
15                          20,789       15,436     15,406     44,053    11,629     11,599     44,053
16                          21,829       15,954     15,924     44,053    11,538     11,508     44,053
17                          22,920       16,491     16,461     44,053    11,383     11,353     44,053
18                          24,066       17,047     17,017     44,053    11,152     11,122     44,053
19                          25,270       17,623     17,593     44,053    10,830     10,800     44,053
20                          26,533       18,220     18,190     44,053    10,399     10,369     44,053

25                          33,864       21,537     21,507     44,053     5,893      5,863     44,053
35                          55,160       30,194     30,164     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     44,053     9,274      8,548     44,053
 2                          11,025        9,098      8,386     44,053     8,911      8,212     44,053
 3                          11,576        8,842      8,149     44,053     8,540      7,869     44,053
 4                          12,155        8,592      8,047     44,053     8,159      7,639     44,053
 5                          12,763        8,349      7,818     44,053     7,767      7,271     44,053
 6                          13,401        8,111      7,757     44,053     7,361      7,037     44,053
 7                          14,071        7,880      7,535     44,053     6,939      6,632     44,053
 8                          14,775        7,654      7,471     44,053     6,497      6,337     44,053
 9                          15,513        7,434      7,255     44,053     6,031      5,880     44,053
10                          16,289        7,219      7,189     44,053     5,536      5,506     44,053
11                          17,103        7,021      6,991     44,053     5,017      4,987     44,053
12                          17,959        6,827      6,797     44,053     4,461      4,431     44,053
13                          18,856        6,637      6,607     44,053     3,863      3,833     44,053
14                          19,799        6,452      6,422     44,053     3,218      3,188     44,053
15                          20,789        6,271      6,241     44,053     2,519      2,489     44,053
16                          21,829        6,095      6,065     44,053     1,756      1,726     44,053
17                          22,920        5,922      5,892     44,053       921        891     44,053
18                          24,066        5,754      5,724     44,053        --         --         --
19                          25,270        5,590      5,560     44,053        --         --         --
20                          26,533        5,429      5,399     44,053        --         --         --

25                          33,864        4,682      4,652     44,053        --         --         --
35                          55,160        3,428      3,398     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     34,014   10,732       9,711     34,014
 2                          11,025       11,760      10,745     34,014   11,493      10,483     34,014
 3                          11,576       12,738      11,736     34,014   12,317      11,322     34,014
 4                          12,155       13,801      12,964     34,014   13,214      12,386     34,014
 5                          12,763       14,954      14,137     34,014   14,190      13,383     34,014
 6                          13,401       16,207      15,615     34,014   15,253      14,671     34,014
 7                          14,071       17,567      17,006     34,014   16,410      15,857     34,014
 8                          14,775       19,045      18,719     34,014   17,669      17,351     34,014
 9                          15,513       20,649      20,367     34,014   19,040      18,762     34,014
10                          16,289       22,391      22,361     34,014   20,536      20,506     34,014
11                          17,103       24,478      24,448     34,014   22,355      22,325     34,014
12                          17,959       26,770      26,740     34,014   24,376      24,346     34,014
13                          18,856       29,324      29,294     34,602   26,629      26,599     34,014
14                          19,799       32,150      32,120     37,615   29,153      29,123     34,109
15                          20,789       35,247      35,217     40,886   31,959      31,929     37,071
16                          21,829       38,642      38,612     44,438   35,033      35,003     40,288
17                          22,920       42,374      42,344     47,882   38,414      38,384     43,407
18                          24,066       46,479      46,449     51,591   42,132      42,102     46,766
19                          25,270       51,000      51,000     55,590   46,227      46,197     50,387
20                          26,533       55,972      55,972     61,009   50,701      50,701     55,264

25                          33,864       89,008      89,008     94,348   80,626      80,626     85,463
35                          55,160       221,151    221,151    232,208   197,373    197,373    207,241
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     34,014    10,146      9,138     34,014
 2                          11,025       10,524      9,533     34,014    10,254      9,269     34,014
 3                          11,576       10,780      9,812     34,014    10,352      9,391     34,014
 4                          12,155       11,044     10,249     34,014    10,441      9,654     34,014
 5                          12,763       11,316     10,544     34,014    10,518      9,757     34,014
 6                          13,401       11,594     11,048     34,014    10,581     10,045     34,014
 7                          14,071       11,880     11,361     34,014    10,625     10,115     34,014
 8                          14,775       12,174     11,883     34,014    10,643     10,359     34,014
 9                          15,513       12,476     12,215     34,014    10,627     10,371     34,014
10                          16,289       12,787     12,757     34,014    10,573     10,543     34,014
11                          17,103       13,211     13,181     34,014    10,562     10,532     34,014
12                          17,959       13,650     13,620     34,014    10,507     10,477     34,014
13                          18,856       14,105     14,075     34,014    10,405     10,375     34,014
14                          19,799       14,577     14,547     34,014    10,249     10,219     34,014
15                          20,789       15,065     15,035     34,014    10,032     10,002     34,014
16                          21,829       15,570     15,540     34,014     9,739      9,709     34,014
17                          22,920       16,093     16,063     34,014     9,349      9,319     34,014
18                          24,066       16,635     16,605     34,014     8,834      8,804     34,014
19                          25,270       17,197     17,167     34,014     8,163      8,133     34,014
20                          26,533       17,778     17,748     34,014     7,298      7,268     34,014

25                          33,864       21,010     20,980     34,014        --         --         --
35                          55,160       29,447     29,417     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     34,014     9,561      8,598     34,014
 2                          11,025        9,355      8,437     34,014     9,085      8,192     34,014
 3                          11,576        9,034      8,168     34,014     8,603      7,777     34,014
 4                          12,155        8,722      8,038     34,014     8,115      7,476     34,014
 5                          12,763        8,421      7,780     34,014     7,618      7,035     34,014
 6                          13,401        8,128      7,692     34,014     7,108      6,723     34,014
 7                          14,071        7,845      7,443     34,014     6,580      6,238     34,014
 8                          14,775        7,571      7,352     34,014     6,028      5,848     34,014
 9                          15,513        7,305      7,111     34,014     5,443      5,291     34,014
10                          16,289        7,048      7,018     34,014     4,819      4,789     34,014
11                          17,103        6,853      6,823     34,014     4,185      4,155     34,014
12                          17,959        6,663      6,633     34,014     3,498      3,468     34,014
13                          18,856        6,477      6,447     34,014     2,754      2,724     34,014
14                          19,799        6,296      6,266     34,014     1,946      1,916     34,014
15                          20,789        6,119      6,089     34,014     1,066      1,036     34,014
16                          21,829        5,946      5,916     34,014        97         67     34,014
17                          22,920        5,777      5,747     34,014        --         --         --
18                          24,066        5,612      5,582     34,014        --         --         --
19                          25,270        5,451      5,421     34,014        --         --         --
20                          26,533        5,294      5,264     34,014        --         --         --

25                          33,864        4,561      4,531     34,014        --         --         --
35                          55,160        3,333      3,303     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     34,014   10,360       9,580     34,014
 2                          11,025       11,437      10,657     34,014   11,155      10,375     34,014
 3                          11,576       12,468      11,688     34,014   12,024      11,244     34,014
 4                          12,155       13,595      12,965     34,014   12,976      12,346     34,014
 5                          12,763       14,827      14,197     34,014   14,020      13,390     34,014
 6                          13,401       16,174      15,744     34,014   15,164      14,734     34,014
 7                          14,071       17,646      17,216     34,014   16,419      15,989     34,014
 8                          14,775       19,255      19,025     34,014   17,796      17,566     34,014
 9                          15,513       21,014      20,784     34,014   19,308      19,078     34,014
10                          16,289       22,937      22,907     34,014   20,971      20,941     34,014
11                          17,103       25,076      25,046     34,014   22,844      22,814     34,014
12                          17,959       27,435      27,405     34,014   24,925      24,895     34,014
13                          18,856       30,067      30,037     35,478   27,247      27,217     34,014
14                          19,799       32,965      32,935     38,568   29,848      29,818     34,922
15                          20,789       36,141      36,111     41,924   32,722      32,692     37,957
16                          21,829       39,623      39,593     45,566   35,871      35,841     41,251
17                          22,920       43,450      43,420     49,098   39,332      39,302     44,445
18                          24,066       47,661      47,631     52,903   43,141      43,111     47,886
19                          25,270       52,298      52,298     57,004   47,335      47,305     51,594
20                          26,533       57,396      57,396     62,561   51,916      51,916     56,588

25                          33,864       91,272      91,272     96,748   82,558      82,558     87,511
35                          55,160       226,778    226,778    238,117   202,105    202,105    212,209
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     34,014     9,794      9,029     34,014
 2                          11,025       10,234      9,454     34,014     9,952      9,175     34,014
 3                          11,576       10,551      9,771     34,014    10,103      9,323     34,014
 4                          12,155       10,880     10,250     34,014    10,249      9,619     34,014
 5                          12,763       11,219     10,589     34,014    10,386      9,756     34,014
 6                          13,401       11,570     11,140     34,014    10,513     10,083     34,014
 7                          14,071       11,933     11,503     34,014    10,623     10,193     34,014
 8                          14,775       12,309     12,079     34,014    10,712     10,482     34,014
 9                          15,513       12,697     12,467     34,014    10,772     10,542     34,014
10                          16,289       13,098     13,068     34,014    10,797     10,767     34,014
11                          17,103       13,533     13,503     34,014    10,800     10,770     34,014
12                          17,959       13,984     13,954     34,014    10,760     10,730     34,014
13                          18,856       14,451     14,421     34,014    10,673     10,643     34,014
14                          19,799       14,935     14,905     34,014    10,536     10,506     34,014
15                          20,789       15,436     15,406     34,014    10,339     10,309     34,014
16                          21,829       15,954     15,924     34,014    10,068     10,038     34,014
17                          22,920       16,491     16,461     34,014     9,702      9,672     34,014
18                          24,066       17,047     17,017     34,014     9,216      9,186     34,014
19                          25,270       17,623     17,593     34,014     8,577      8,547     34,014
20                          26,533       18,220     18,190     34,014     7,748      7,718     34,014

25                          33,864       21,537     21,507     34,014        --         --         --
35                          55,160       30,194     30,164     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     34,014     9,228      8,506     34,014
 2                          11,025        9,098      8,386     34,014     8,816      8,125     34,014
 3                          11,576        8,842      8,149     34,014     8,394      7,735     34,014
 4                          12,155        8,592      8,047     34,014     7,962      7,454     34,014
 5                          12,763        8,349      7,818     34,014     7,517      7,036     34,014
 6                          13,401        8,111      7,757     34,014     7,056      6,744     34,014
 7                          14,071        7,880      7,535     34,014     6,573      6,280     34,014
 8                          14,775        7,654      7,471     34,014     6,062      5,911     34,014
 9                          15,513        7,434      7,255     34,014     5,514      5,373     34,014
10                          16,289        7,219      7,189     34,014     4,922      4,892     34,014
11                          17,103        7,021      6,991     34,014     4,289      4,259     34,014
12                          17,959        6,827      6,797     34,014     3,602      3,572     34,014
13                          18,856        6,637      6,607     34,014     2,858      2,828     34,014
14                          19,799        6,452      6,422     34,014     2,051      2,021     34,014
15                          20,789        6,271      6,241     34,014     1,172      1,142     34,014
16                          21,829        6,095      6,065     34,014       204        174     34,014
17                          22,920        5,922      5,892     34,014        --         --         --
18                          24,066        5,754      5,724     34,014        --         --         --
19                          25,270        5,590      5,560     34,014        --         --         --
20                          26,533        5,429      5,399     34,014        --         --         --

25                          33,864        4,682      4,652     34,014        --         --         --
35                          55,160        3,428      3,398     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     20,001   10,646       9,627     20,001
 2                          11,025       11,760      10,745     20,001   11,311      10,304     20,001
 3                          11,576       12,738      11,736     20,001   12,031      11,040     20,001
 4                          12,155       13,801      12,964     20,001   12,817      11,995     20,001
 5                          12,763       14,954      14,137     20,001   13,681      12,880     20,001
 6                          13,401       16,207      15,615     20,001   14,638      14,062     20,001
 7                          14,071       17,567      17,006     20,001   15,707      15,159     20,001
 8                          14,775       19,049      18,724     21,144   16,913      16,598     20,001
 9                          15,513       20,671      20,390     22,531   18,289      18,013     20,001
10                          16,289       22,421      22,391     24,438   19,832      19,802     21,617
11                          17,103       24,518      24,488     26,479   21,684      21,654     23,419
12                          17,959       26,821      26,791     28,698   23,717      23,687     25,377
13                          18,856       29,328      29,298     31,381   25,929      25,899     27,743
14                          19,799       32,084      32,054     34,008   28,361      28,331     30,062
15                          20,789       35,089      35,059     37,194   31,007      30,977     32,867
16                          21,829       38,393      38,363     40,312   33,923      33,893     35,619
17                          22,920       41,996      41,966     44,095   37,095      37,065     38,949
18                          24,066       45,940      45,910     48,236   40,540      40,510     42,566
19                          25,270       50,257      50,257     52,769   44,275      44,245     46,488
20                          26,533       55,015      55,015     57,766   48,319      48,289     50,734

25                          33,864       86,484      86,484     90,808   74,047      74,047     77,749
35                          55,160       213,896    213,896    216,034   177,563    177,563    179,338
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     20,001    10,058      9,051     20,001
 2                          11,025       10,524      9,533     20,001    10,057      9,075     20,001
 3                          11,576       10,780      9,812     20,001    10,023      9,067     20,001
 4                          12,155       11,044     10,249     20,001     9,951      9,174     20,001
 5                          12,763       11,316     10,544     20,001     9,833      9,090     20,001
 6                          13,401       11,594     11,048     20,001     9,660      9,147     20,001
 7                          14,071       11,880     11,361     20,001     9,420      8,942     20,001
 8                          14,775       12,174     11,883     20,001     9,094      8,837     20,001
 9                          15,513       12,476     12,215     20,001     8,663      8,438     20,001
10                          16,289       12,787     12,757     20,001     8,102      8,072     20,001
11                          17,103       13,211     13,181     20,001     7,448      7,418     20,001
12                          17,959       13,650     13,620     20,001     6,602      6,572     20,001
13                          18,856       14,105     14,075     20,001     5,519      5,489     20,001
14                          19,799       14,577     14,547     20,001     4,137      4,107     20,001
15                          20,789       15,065     15,035     20,001     2,373      2,343     20,001
16                          21,829       15,570     15,540     20,001       108         78     20,001
17                          22,920       16,093     16,063     20,001        --         --         --
18                          24,066       16,635     16,605     20,001        --         --         --
19                          25,270       17,197     17,167     20,001        --         --         --
20                          26,533       17,778     17,748     20,001        --         --         --

25                          33,864       21,010     20,980     22,060        --         --         --
35                          55,160       29,471     29,441     29,765        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     20,001     9,469      8,516     20,001
 2                          11,025        9,355      8,437     20,001     8,875      8,002     20,001
 3                          11,576        9,034      8,168     20,001     8,241      7,449     20,001
 4                          12,155        8,722      8,038     20,001     7,560      6,963     20,001
 5                          12,763        8,421      7,780     20,001     6,821      6,296     20,001
 6                          13,401        8,128      7,692     20,001     6,011      5,681     20,001
 7                          14,071        7,845      7,443     20,001     5,113      4,840     20,001
 8                          14,775        7,571      7,352     20,001     4,104      3,971     20,001
 9                          15,513        7,305      7,111     20,001     2,955      2,858     20,001
10                          16,289        7,048      7,018     20,001     1,635      1,605     20,001
11                          17,103        6,853      6,823     20,001       116         86     20,001
12                          17,959        6,663      6,633     20,001        --         --         --
13                          18,856        6,477      6,447     20,001        --         --         --
14                          19,799        6,296      6,266     20,001        --         --         --
15                          20,789        6,119      6,089     20,001        --         --         --
16                          21,829        5,946      5,916     20,001        --         --         --
17                          22,920        5,777      5,747     20,001        --         --         --
18                          24,066        5,612      5,582     20,001        --         --         --
19                          25,270        5,451      5,421     20,001        --         --         --
20                          26,533        5,294      5,264     20,001        --         --         --

25                          33,864        4,561      4,531     20,001        --         --         --
35                          55,160        3,333      3,303     20,001        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     20,001   10,265       9,485     20,001
 2                          11,025       11,437      10,657     20,001   10,954      10,174     20,001
 3                          11,576       12,468      11,688     20,001   11,706      10,926     20,001
 4                          12,155       13,595      12,965     20,001   12,532      11,902     20,001
 5                          12,763       14,827      14,197     20,001   13,447      12,817     20,001
 6                          13,401       16,174      15,744     20,001   14,467      14,037     20,001
 7                          14,071       17,646      17,216     20,001   15,615      15,185     20,001
 8                          14,775       19,260      19,030     21,378   16,919      16,689     20,001
 9                          15,513       21,038      20,808     22,930   18,420      18,190     20,078
10                          16,289       22,967      22,937     25,034   20,106      20,076     21,915
11                          17,103       25,117      25,087     27,126   21,984      21,954     23,742
12                          17,959       27,477      27,447     29,400   24,045      24,015     25,728
13                          18,856       30,046      30,016     32,149   26,288      26,258     28,128
14                          19,799       32,870      32,840     34,842   28,755      28,725     30,479
15                          20,789       35,950      35,920     38,106   31,438      31,408     33,324
16                          21,829       39,336      39,306     41,302   34,395      34,365     36,114
17                          22,920       43,028      42,998     45,178   37,611      37,581     39,491
18                          24,066       47,069      47,039     49,422   41,104      41,074     43,159
19                          25,270       51,493      51,493     54,067   44,892      44,862     47,136
20                          26,533       56,369      56,369     59,187   48,993      48,963     51,442

25                          33,864       88,612      88,612     93,042   75,081      75,081     78,834
35                          55,160       219,158    219,158    221,349   180,040    180,040    181,840
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     20,001     9,697      8,940     20,001
 2                          11,025       10,234      9,454     20,001     9,737      8,977     20,001
 3                          11,576       10,551      9,771     20,001     9,747      8,986     20,001
 4                          12,155       10,880     10,250     20,001     9,720      9,107     20,001
 5                          12,763       11,219     10,589     20,001     9,650      9,041     20,001
 6                          13,401       11,570     11,140     20,001     9,527      9,116     20,001
 7                          14,071       11,933     11,503     20,001     9,339      8,935     20,001
 8                          14,775       12,309     12,079     20,001     9,068      8,856     20,001
 9                          15,513       12,697     12,467     20,001     8,695      8,491     20,001
10                          16,289       13,098     13,068     20,001     8,195      8,165     20,001
11                          17,103       13,533     13,503     20,001     7,553      7,523     20,001
12                          17,959       13,984     13,954     20,001     6,721      6,691     20,001
13                          18,856       14,451     14,421     20,001     5,655      5,625     20,001
14                          19,799       14,935     14,905     20,001     4,294      4,264     20,001
15                          20,789       15,436     15,406     20,001     2,557      2,527     20,001
16                          21,829       15,954     15,924     20,001       324        294     20,001
17                          22,920       16,491     16,461     20,001        --         --         --
18                          24,066       17,047     17,017     20,001        --         --         --
19                          25,270       17,623     17,593     20,001        --         --         --
20                          26,533       18,220     18,190     20,001        --         --         --

25                          33,864       21,537     21,507     22,613        --         --         --
35                          55,160       30,219     30,189     30,521        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     20,001     9,129      8,415     20,001
 2                          11,025        9,098      8,386     20,001     8,591      7,917     20,001
 3                          11,576        8,842      8,149     20,001     8,009      7,378     20,001
 4                          12,155        8,592      8,047     20,001     7,375      6,902     20,001
 5                          12,763        8,349      7,818     20,001     6,679      6,248     20,001
 6                          13,401        8,111      7,757     20,001     5,908      5,642     20,001
 7                          14,071        7,880      7,535     20,001     5,043      4,812     20,001
 8                          14,775        7,654      7,471     20,001     4,062      3,951     20,001
 9                          15,513        7,434      7,255     20,001     2,935      2,846     20,001
10                          16,289        7,219      7,189     20,001     1,630      1,600     20,001
11                          17,103        7,021      6,991     20,001       111         81     20,001
12                          17,959        6,827      6,797     20,001        --         --         --
13                          18,856        6,637      6,607     20,001        --         --         --
14                          19,799        6,452      6,422     20,001        --         --         --
15                          20,789        6,271      6,241     20,001        --         --         --
16                          21,829        6,095      6,065     20,001        --         --         --
17                          22,920        5,922      5,892     20,001        --         --         --
18                          24,066        5,754      5,724     20,001        --         --         --
19                          25,270        5,590      5,560     20,001        --         --         --
20                          26,533        5,429      5,399     20,001        --         --         --

25                          33,864        4,682      4,652     20,001        --         --         --
35                          55,160        3,428      3,398     20,001        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,927       9,902     45,872   10,927       9,902     45,872
 2                          11,025       11,901      10,883     45,872   11,901      10,883     45,872
 3                          11,576       12,958      11,952     45,872   12,958      11,952     45,872
 4                          12,155       14,105      13,263     45,872   14,105      13,263     45,872
 5                          12,763       15,348      14,526     45,872   15,348      14,526     45,872
 6                          13,401       16,696      16,099     45,872   16,696      16,099     45,872
 7                          14,071       18,156      17,590     45,872   18,156      17,590     45,872
 8                          14,775       19,738      19,410     45,872   19,738      19,410     45,872
 9                          15,513       21,452      21,168     45,872   21,452      21,168     45,872
10                          16,289       23,308      23,278     45,872   23,308      23,278     45,872
11                          17,103       25,526      25,496     45,872   25,525      25,495     45,872
12                          17,959       27,958      27,928     45,872   27,954      27,924     45,872
13                          18,856       30,627      30,597     45,872   30,622      30,592     45,872
14                          19,799       33,566      33,536     45,872   33,560      33,530     45,872
15                          20,789       36,813      36,783     45,872   36,806      36,776     45,872
16                          21,829       40,415      40,385     46,476   40,407      40,377     46,467
17                          22,920       44,396      44,366     50,168   44,388      44,358     50,158
18                          24,066       48,772      48,742     54,137   48,763      48,733     54,126
19                          25,270       53,584      53,584     58,406   53,574      53,574     58,395
20                          26,533       58,880      58,880     64,179   58,869      58,869     64,166

25                          33,864       94,020      94,020     99,661   94,002      94,002     99,642
35                          55,160       236,261    236,261    248,073   230,345    230,345    241,862
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,338      9,325     45,872    10,338      9,325     45,872
 2                          11,025       10,649      9,656     45,872    10,649      9,656     45,872
 3                          11,576       10,963      9,991     45,872    10,963      9,991     45,872
 4                          12,155       11,277     10,478     45,872    11,277     10,478     45,872
 5                          12,763       11,591     10,816     45,872    11,591     10,816     45,872
 6                          13,401       11,902     11,353     45,872    11,902     11,353     45,872
 7                          14,071       12,215     11,694     45,872    12,208     11,686     45,872
 8                          14,775       12,537     12,245     45,872    12,503     12,210     45,872
 9                          15,513       12,869     12,607     45,872    12,783     12,521     45,872
10                          16,289       13,210     13,180     45,872    13,042     13,012     45,872
11                          17,103       13,669     13,639     45,872    13,382     13,352     45,872
12                          17,959       14,146     14,116     45,872    13,695     13,665     45,872
13                          18,856       14,641     14,611     45,872    13,973     13,943     45,872
14                          19,799       15,154     15,124     45,872    14,208     14,178     45,872
15                          20,789       15,686     15,656     45,872    14,390     14,360     45,872
16                          21,829       16,238     16,208     45,872    14,504     14,474     45,872
17                          22,920       16,810     16,780     45,872    14,530     14,500     45,872
18                          24,066       17,404     17,374     45,872    14,443     14,413     45,872
19                          25,270       18,020     17,990     45,872    14,210     14,180     45,872
20                          26,533       18,658     18,628     45,872    13,795     13,765     45,872

25                          33,864       22,226     22,196     45,872     7,069      7,039     45,872
35                          55,160       31,646     31,616     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,748      8,767     45,872     9,748      8,767     45,872
 2                          11,025        9,466      8,537     45,872     9,466      8,537     45,872
 3                          11,576        9,182      8,303     45,872     9,182      8,303     45,872
 4                          12,155        8,896      8,199     45,872     8,896      8,199     45,872
 5                          12,763        8,604      7,950     45,872     8,604      7,950     45,872
 6                          13,401        8,319      7,873     45,872     8,305      7,859     45,872
 7                          14,071        8,042      7,630     45,872     7,994      7,584     45,872
 8                          14,775        7,773      7,548     45,872     7,667      7,445     45,872
 9                          15,513        7,512      7,313     45,872     7,318      7,124     45,872
10                          16,289        7,259      7,229     45,872     6,942      6,912     45,872
11                          17,103        7,070      7,040     45,872     6,583      6,553     45,872
12                          17,959        6,885      6,855     45,872     6,177      6,147     45,872
13                          18,856        6,704      6,674     45,872     5,715      5,685     45,872
14                          19,799        6,527      6,497     45,872     5,188      5,158     45,872
15                          20,789        6,354      6,324     45,872     4,581      4,551     45,872
16                          21,829        6,185      6,155     45,872     3,877      3,847     45,872
17                          22,920        6,020      5,990     45,872     3,053      3,023     45,872
18                          24,066        5,858      5,828     45,872     2,074      2,044     45,872
19                          25,270        5,700      5,670     45,872       902        872     45,872
20                          26,533        5,545      5,515     45,872        --         --         --

25                          33,864        4,821      4,791     45,872        --         --         --
35                          55,160        3,593      3,563     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,559       9,779     45,872   10,559       9,779     45,872
 2                          11,025       11,573      10,793     45,872   11,573      10,793     45,872
 3                          11,576       12,682      11,902     45,872   12,682      11,902     45,872
 4                          12,155       13,893      13,263     45,872   13,893      13,263     45,872
 5                          12,763       15,215      14,585     45,872   15,215      14,585     45,872
 6                          13,401       16,658      16,228     45,872   16,658      16,228     45,872
 7                          14,071       18,234      17,804     45,872   18,234      17,804     45,872
 8                          14,775       19,953      19,723     45,872   19,953      19,723     45,872
 9                          15,513       21,830      21,600     45,872   21,830      21,600     45,872
10                          16,289       23,878      23,848     45,872   23,878      23,848     45,872
11                          17,103       26,157      26,127     45,872   26,157      26,127     45,872
12                          17,959       28,655      28,625     45,872   28,655      28,625     45,872
13                          18,856       31,401      31,371     45,872   31,400      31,370     45,872
14                          19,799       34,426      34,396     45,872   34,426      34,396     45,872
15                          20,789       37,773      37,743     45,872   37,772      37,742     45,872
16                          21,829       41,483      41,453     47,705   41,483      41,453     47,705
17                          22,920       45,571      45,541     51,495   45,571      45,541     51,495
18                          24,066       50,064      50,064     55,570   50,063      50,063     55,570
19                          25,270       55,037      55,037     59,990   55,037      55,037     59,989
20                          26,533       60,477      60,477     65,919   60,476      60,476     65,919

25                          33,864       96,569      96,569    102,363   96,569      96,569    102,362
35                          55,160       242,667    242,667    254,800   236,635    236,635    248,466
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,989      9,210     45,872     9,989      9,210     45,872
 2                          11,025       10,355      9,575     45,872    10,355      9,575     45,872
 3                          11,576       10,728      9,948     45,872    10,728      9,948     45,872
 4                          12,155       11,107     10,477     45,872    11,107     10,477     45,872
 5                          12,763       11,490     10,860     45,872    11,490     10,860     45,872
 6                          13,401       11,875     11,445     45,872    11,875     11,445     45,872
 7                          14,071       12,267     11,837     45,872    12,259     11,829     45,872
 8                          14,775       12,672     12,442     45,872    12,638     12,408     45,872
 9                          15,513       13,092     12,862     45,872    13,008     12,778     45,872
10                          16,289       13,528     13,498     45,872    13,364     13,334     45,872
11                          17,103       13,999     13,969     45,872    13,719     13,689     45,872
12                          17,959       14,488     14,458     45,872    14,048     14,018     45,872
13                          18,856       14,996     14,966     45,872    14,344     14,314     45,872
14                          19,799       15,522     15,492     45,872    14,599     14,569     45,872
15                          20,789       16,068     16,038     45,872    14,803     14,773     45,872
16                          21,829       16,634     16,604     45,872    14,940     14,910     45,872
17                          22,920       17,221     17,191     45,872    14,993     14,963     45,872
18                          24,066       17,830     17,800     45,872    14,936     14,906     45,872
19                          25,270       18,461     18,431     45,872    14,737     14,707     45,872
20                          26,533       19,117     19,087     45,872    14,361     14,331     45,872

25                          33,864       22,776     22,746     45,872     7,966      7,936     45,872
35                          55,160       32,438     32,408     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,419      8,682     45,872     9,419      8,682     45,872
 2                          11,025        9,205      8,484     45,872     9,205      8,484     45,872
 3                          11,576        8,986      8,282     45,872     8,986      8,282     45,872
 4                          12,155        8,761      8,206     45,872     8,761      8,206     45,872
 5                          12,763        8,528      7,987     45,872     8,528      7,987     45,872
 6                          13,401        8,299      7,937     45,872     8,284      7,923     45,872
 7                          14,071        8,075      7,722     45,872     8,026      7,675     45,872
 8                          14,775        7,856      7,669     45,872     7,749      7,564     45,872
 9                          15,513        7,642      7,460     45,872     7,448      7,269     45,872
10                          16,289        7,434      7,404     45,872     7,115      7,085     45,872
11                          17,103        7,241      7,211     45,872     6,755      6,725     45,872
12                          17,959        7,052      7,022     45,872     6,347      6,317     45,872
13                          18,856        6,868      6,838     45,872     5,884      5,854     45,872
14                          19,799        6,687      6,657     45,872     5,355      5,325     45,872
15                          20,789        6,511      6,481     45,872     4,747      4,717     45,872
16                          21,829        6,338      6,308     45,872     4,043      4,013     45,872
17                          22,920        6,169      6,139     45,872     3,219      3,189     45,872
18                          24,066        6,004      5,974     45,872     2,241      2,211     45,872
19                          25,270        5,843      5,813     45,872     1,070      1,040     45,872
20                          26,533        5,685      5,655     45,872        --         --         --

25                          33,864        4,946      4,916     45,872        --         --         --
35                          55,160        3,693      3,663     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,921       9,895     28,491   10,921       9,895     28,491
 2                          11,025       11,875      10,857     28,491   11,875      10,857     28,491
 3                          11,576       12,895      11,889     28,491   12,895      11,889     28,491
 4                          12,155       13,992      13,152     28,491   13,987      13,147     28,491
 5                          12,763       15,185      14,365     28,491   15,158      14,338     28,491
 6                          13,401       16,482      15,887     28,491   16,414      15,819     28,491
 7                          14,071       17,893      17,329     28,491   17,764      17,201     28,491
 8                          14,775       19,427      19,100     28,491   19,221      18,895     28,491
 9                          15,513       21,096      20,813     28,491   20,799      20,517     28,491
10                          16,289       22,911      22,881     28,491   22,521      22,491     28,491
11                          17,103       25,087      25,057     28,491   24,618      24,588     28,491
12                          17,959       27,511      27,481     29,437   26,979      26,949     28,867
13                          18,856       30,185      30,155     32,297   29,600      29,570     31,671
14                          19,799       33,120      33,090     35,106   32,477      32,447     34,425
15                          20,789       36,323      36,293     38,502   35,617      35,587     37,754
16                          21,829       39,843      39,813     41,834   39,068      39,038     41,021
17                          22,920       43,681      43,651     45,864   42,831      42,801     44,972
18                          24,066       47,859      47,829     50,251   46,927      46,897     49,273
19                          25,270       52,436      52,436     55,058   51,379      51,379     53,947
20                          26,533       57,488      57,488     60,362   56,241      56,241     59,053

25                          33,864       91,052      91,052     95,604   87,126      87,126     91,482
35                          55,160       228,413    228,413    230,696   209,893    209,893    211,992
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,331      9,319     28,491    10,331      9,319     28,491
 2                          11,025       10,622      9,629     28,491    10,622      9,629     28,491
 3                          11,576       10,898      9,927     28,491    10,897      9,927     28,491
 4                          12,155       11,182     10,384     28,491    11,154     10,356     28,491
 5                          12,763       11,474     10,701     28,491    11,385     10,613     28,491
 6                          13,401       11,775     11,227     28,491    11,585     11,039     28,491
 7                          14,071       12,084     11,563     28,491    11,744     11,226     28,491
 8                          14,775       12,402     12,110     28,491    11,850     11,561     28,491
 9                          15,513       12,730     12,468     28,491    11,890     11,630     28,491
10                          16,289       13,066     13,036     28,491    11,844     11,814     28,491
11                          17,103       13,521     13,491     28,491    11,791     11,761     28,491
12                          17,959       13,992     13,962     28,491    11,617     11,587     28,491
13                          18,856       14,481     14,451     28,491    11,295     11,265     28,491
14                          19,799       14,988     14,958     28,491    10,792     10,762     28,491
15                          20,789       15,514     15,484     28,491    10,063     10,033     28,491
16                          21,829       16,060     16,030     28,491     9,045      9,015     28,491
17                          22,920       16,626     16,596     28,491     7,649      7,619     28,491
18                          24,066       17,212     17,182     28,491     5,750      5,720     28,491
19                          25,270       17,821     17,791     28,491     3,173      3,143     28,491
20                          26,533       18,452     18,422     28,491        --         --         --

25                          33,864       21,978     21,948     28,491        --         --         --
35                          55,160       31,289     31,259     31,602        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,742      8,762     28,491     9,742      8,762     28,491
 2                          11,025        9,439      8,512     28,491     9,439      8,512     28,491
 3                          11,576        9,128      8,254     28,491     9,116      8,243     28,491
 4                          12,155        8,827      8,135     28,491     8,769      8,081     28,491
 5                          12,763        8,535      7,886     28,491     8,390      7,751     28,491
 6                          13,401        8,251      7,809     28,491     7,970      7,542     28,491
 7                          14,071        7,976      7,567     28,491     7,498      7,112     28,491
 8                          14,775        7,709      7,487     28,491     6,959      6,755     28,491
 9                          15,513        7,451      7,253     28,491     6,332      6,160     28,491
10                          16,289        7,199      7,169     28,491     5,595      5,565     28,491
11                          17,103        7,012      6,982     28,491     4,762      4,732     28,491
12                          17,959        6,828      6,798     28,491     3,754      3,724     28,491
13                          18,856        6,648      6,618     28,491     2,534      2,504     28,491
14                          19,799        6,473      6,443     28,491     1,054      1,024     28,491
15                          20,789        6,301      6,271     28,491        --         --         --
16                          21,829        6,133      6,103     28,491        --         --         --
17                          22,920        5,969      5,939     28,491        --         --         --
18                          24,066        5,808      5,778     28,491        --         --         --
19                          25,270        5,651      5,621     28,491        --         --         --
20                          26,533        5,497      5,467     28,491        --         --         --

25                          33,864        4,778      4,748     28,491        --         --         --
35                          55,160        3,559      3,529     28,491        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,552       9,772     28,491   10,552       9,772     28,491
 2                          11,025       11,546      10,766     28,491   11,546      10,766     28,491
 3                          11,576       12,617      11,837     28,491   12,617      11,837     28,491
 4                          12,155       13,778      13,148     28,491   13,771      13,141     28,491
 5                          12,763       15,050      14,420     28,491   15,018      14,388     28,491
 6                          13,401       16,442      16,012     28,491   16,367      15,937     28,491
 7                          14,071       17,966      17,536     28,491   17,829      17,399     28,491
 8                          14,775       19,635      19,405     28,491   19,420      19,190     28,491
 9                          15,513       21,461      21,231     28,491   21,161      20,931     28,491
10                          16,289       23,460      23,430     28,491   23,078      23,048     28,491
11                          17,103       25,697      25,667     28,491   25,250      25,220     28,491
12                          17,959       28,196      28,166     30,170   27,696      27,666     29,634
13                          18,856       30,937      30,907     33,102   30,387      30,357     32,514
14                          19,799       33,946      33,916     35,982   33,342      33,312     35,342
15                          20,789       37,230      37,200     39,463   36,567      36,537     38,760
16                          21,829       40,838      40,808     42,880   40,110      40,080     42,115
17                          22,920       44,773      44,743     47,011   43,974      43,944     46,173
18                          24,066       49,057      49,027     51,509   48,181      48,151     50,589
19                          25,270       53,750      53,750     56,437   52,752      52,752     55,389
20                          26,533       58,928      58,928     61,873   57,745      57,745     60,632

25                          33,864       93,333      93,333     97,999   89,455      89,455     93,927
35                          55,160       234,133    234,133    236,474   215,506    215,506    217,660
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,982      9,204     28,491     9,982      9,204     28,491
 2                          11,025       10,327      9,547     28,491    10,327      9,547     28,491
 3                          11,576       10,664      9,884     28,491    10,662      9,882     28,491
 4                          12,155       11,013     10,383     28,491    10,980     10,350     28,491
 5                          12,763       11,374     10,744     28,491    11,278     10,648     28,491
 6                          13,401       11,748     11,318     28,491    11,549     11,119     28,491
 7                          14,071       12,135     11,705     28,491    11,784     11,354     28,491
 8                          14,775       12,536     12,306     28,491    11,972     11,742     28,491
 9                          15,513       12,952     12,722     28,491    12,098     11,868     28,491
10                          16,289       13,382     13,352     28,491    12,146     12,116     28,491
11                          17,103       13,848     13,818     28,491    12,116     12,086     28,491
12                          17,959       14,331     14,301     28,491    11,968     11,938     28,491
13                          18,856       14,833     14,803     28,491    11,678     11,648     28,491
14                          19,799       15,353     15,323     28,491    11,213     11,183     28,491
15                          20,789       15,893     15,863     28,491    10,531     10,501     28,491
16                          21,829       16,452     16,422     28,491     9,569      9,539     28,491
17                          22,920       17,033     17,003     28,491     8,244      8,214     28,491
18                          24,066       17,634     17,604     28,491     6,434      6,404     28,491
19                          25,270       18,259     18,229     28,491     3,972      3,942     28,491
20                          26,533       18,906     18,876     28,491       625        595     28,491

25                          33,864       22,523     22,493     28,491        --         --         --
35                          55,160       32,074     32,044     32,394        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,412      8,677     28,491     9,412      8,677     28,491
 2                          11,025        9,177      8,459     28,491     9,177      8,459     28,491
 3                          11,576        8,932      8,232     28,491     8,919      8,220     28,491
 4                          12,155        8,693      8,142     28,491     8,632      8,084     28,491
 5                          12,763        8,460      7,922     28,491     8,309      7,781     28,491
 6                          13,401        8,232      7,873     28,491     7,943      7,596     28,491
 7                          14,071        8,010      7,659     28,491     7,522      7,191     28,491
 8                          14,775        7,792      7,607     28,491     7,029      6,859     28,491
 9                          15,513        7,580      7,399     28,491     6,446      6,287     28,491
10                          16,289        7,373      7,343     28,491     5,749      5,719     28,491
11                          17,103        7,182      7,152     28,491     4,918      4,888     28,491
12                          17,959        6,994      6,964     28,491     3,913      3,883     28,491
13                          18,856        6,811      6,781     28,491     2,697      2,667     28,491
14                          19,799        6,632      6,602     28,491     1,223      1,193     28,491
15                          20,789        6,457      6,427     28,491        --         --         --
16                          21,829        6,285      6,255     28,491        --         --         --
17                          22,920        6,117      6,087     28,491        --         --         --
18                          24,066        5,954      5,924     28,491        --         --         --
19                          25,270        5,793      5,763     28,491        --         --         --
20                          26,533        5,636      5,606     28,491        --         --         --

25                          33,864        4,903      4,873     28,491        --         --         --
35                          55,160        3,659      3,629     28,491        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                ARTHUR ANDERSEN LLP

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 1998                                             Asia          Diversified   The George    Global        Global
                                                              Pacific       Income        Putnam Fund   Asset         Growth
                                                              Growth        Sub-Account   of Boston     Allocation    Sub-Account
                                                              Sub-Account                 Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 67,687
 Cost $696,405
 ................................................................................................................................
   Market Value:                                               $563,830     $       --      $    --     $       --    $       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 176,335
 Cost $1,915,177
 ................................................................................................................................
   Market Value:                                                     --      1,849,752           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
 Shares 1,399
 Cost $14,086
 ................................................................................................................................
   Market Value:                                                     --             --       14,379             --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 100,935
 Cost $1,646,624
 ................................................................................................................................
   Market Value:                                                     --             --           --      1,912,715            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 467,141
 Cost $7,293,679
 ................................................................................................................................
   Market Value:                                                     --             --           --             --     9,473,627
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 Shares 843,598
 Cost $19,296,954
 ................................................................................................................................
   Market Value:                                                     --             --           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 10,109
 Cost $101,057
 ................................................................................................................................
   Market Value:                                                     --             --           --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                             --             --        9,386             --            73
 ................................................................................................................................
Receivable from fund shares sold                                     --             --           --             --            --
 ................................................................................................................................
Total Assets                                                    563,830      1,849,752       23,765      1,912,715     9,473,700
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                               --             --           --             --            --
 ................................................................................................................................
Payable for fund shares purchased                                    --             --        9,265             --            68
 ................................................................................................................................
TOTAL LIABILITIES                                                    --             --        9,265             --            68
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                $563,830     $1,849,752      $14,500     $1,912,715    $9,473,632
---------------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                             Growth        Health
                                                              and Income    Sciences
                                                              Sub-Account   Sub-Account

-----------------------------------------------------------------------------------------------------
ASSETS
Investments:
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 67,687
 Cost $696,405
 ...........................................................
   Market Value:                                              $        --     $     --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 176,335
 Cost $1,915,177
 ...........................................................
   Market Value:                                                       --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
 Shares 1,399
 Cost $14,086
 ...........................................................
   Market Value:                                                       --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 100,935
 Cost $1,646,624
 ...........................................................
   Market Value:                                                       --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 467,141
 Cost $7,293,679
 ...........................................................
   Market Value:                                                       --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 Shares 843,598
 Cost $19,296,954
 ...........................................................
   Market Value:                                               24,270,325           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 10,109
 Cost $101,057
 ...........................................................
   Market Value:                                                       --      110,591
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                           14,271           --
 ...........................................................
Receivable from fund shares sold                                       --           --
 ...........................................................
Total Assets                                                   24,284,596      110,591
 ...........................................................
LIABILITIES
Due to Hartford Life Insurance Company                                 --           --
 ...........................................................
Payable for fund shares purchased                                  14,270           --
 ...........................................................
TOTAL LIABILITIES                                                  14,270           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)               $24,270,326     $110,591
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1998                                             High Yield    International International International   Investors
                                                              Sub-Account   Growth        Growth and    New             Sub-Account
                                                                            Sub-Account   Income        Opportunities
                                                                                          Sub-Account   Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 406,011
 Cost $5,021,064
 ..................................................................................................................................
   Market Value:                                              $4,750,334     $     --      $     --       $     --       $     --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 43,814
 Cost $509,728
 ..................................................................................................................................
   Market Value:                                                      --      592,360            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 21,432
 Cost $255,402
 ..................................................................................................................................
   Market Value:                                                      --           --       262,325             --             --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
 Shares 23,649
 Cost $254,155
 ..................................................................................................................................
   Market Value:                                                      --           --            --        271,731             --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 70,968
 Cost $691,202
 ..................................................................................................................................
   Market Value:                                                      --           --            --             --        826,773
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 Shares 3,953,788
 Cost $3,953,788
 ..................................................................................................................................
   Market Value:                                                      --           --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 503,756
 Cost $8,189,436
 ..................................................................................................................................
   Market Value:                                                      --           --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                              --           --            --             --          2,628
 ..................................................................................................................................
Receivable from fund shares sold                                      --           --            --             --             --
 ..................................................................................................................................
Total Assets                                                   4,750,334      592,360       262,325        271,731        829,401
 ..................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                                --           --            --             --             --
 ..................................................................................................................................
Payable for fund shares purchased                                     --           --            --             --          2,628
 ..................................................................................................................................
TOTAL LIABILITIES                                                     --           --            --             --          2,628
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)               $4,750,334     $592,360      $262,325       $271,731       $826,773
-----------------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                             Money         New
                                                              Market        Opportunities
                                                              Sub-Account   Sub-Account

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 406,011
 Cost $5,021,064
 ...........................................................
   Market Value:                                              $       --     $        --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 43,814
 Cost $509,728
 ...........................................................
   Market Value:                                                      --              --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 21,432
 Cost $255,402
 ...........................................................
   Market Value:                                                      --              --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
 Shares 23,649
 Cost $254,155
 ...........................................................
   Market Value:                                                      --              --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 70,968
 Cost $691,202
 ...........................................................
   Market Value:                                                      --              --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 Shares 3,953,788
 Cost $3,953,788
 ...........................................................
   Market Value:                                               3,953,788              --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 503,756
 Cost $8,189,436
 ...........................................................
   Market Value:                                                      --      13,127,885
-----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                              --              75
 ...........................................................
Receivable from fund shares sold                                   2,483              --
 ...........................................................
Total Assets                                                   3,956,271      13,127,960
 ...........................................................
LIABILITIES
Due to Hartford Life Insurance Company                             2,465              --
 ...........................................................
Payable for fund shares purchased                                     --              68
 ...........................................................
TOTAL LIABILITIES                                                  2,465              68
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)               $3,953,806     $13,127,892
-----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1998                                          New           OTC &         Research      U.S. Government   Utilities
                                                           Value         Emerging      Sub-Account   and High          Growth
                                                           Sub-Account   Growth                      Quality Bond      and Income
                                                                         Sub-Account                 Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 21,278
 Cost $235,938
 .................................................................................................................................
   Market Value:                                            $255,974       $   --        $    --       $       --      $       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 906
 Cost $7,908
 .................................................................................................................................
   Market Value:                                                  --        9,140             --               --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 Shares 1,480
 Cost $16,075
 .................................................................................................................................
   Market Value:                                                  --           --         17,660               --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND
 Shares 132,026
 Cost $1,739,970
 .................................................................................................................................
   Market Value:                                                  --           --             --        1,812,711              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 133,117
 Cost $1,832,694
 .................................................................................................................................
   Market Value:                                                  --           --             --               --       2,421,391
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 24,513
 Cost $291,664
 .................................................................................................................................
   Market Value:                                                  --           --             --               --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 359,357
 Cost $11,274,718
 .................................................................................................................................
   Market Value:                                                  --           --             --               --              --
----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                          --           --             --               --              --
 .................................................................................................................................
Receivable from fund shares sold                                  --           --             --               --              --
 .................................................................................................................................
Total Assets                                                 255,974        9,140         17,660        1,812,711       2,421,391
 .................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                            --           --             --               --              --
 .................................................................................................................................
Payable for fund shares purchased                                 --           --             --               --              --
 .................................................................................................................................
TOTAL LIABILITIES                                                 --           --             --               --              --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)             $255,974       $9,140        $17,660       $1,812,711      $2,421,391
----------------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                          Vista         Voyager
                                                           Sub-Account   Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 21,278
 Cost $235,938
 ........................................................
   Market Value:                                            $     --     $        --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 906
 Cost $7,908
 ........................................................
   Market Value:                                                  --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 Shares 1,480
 Cost $16,075
 ........................................................
   Market Value:                                                  --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND
 Shares 132,026
 Cost $1,739,970
 ........................................................
   Market Value:                                                  --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 133,117
 Cost $1,832,694
 ........................................................
   Market Value:                                                  --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 24,513
 Cost $291,664
 ........................................................
   Market Value:                                             360,831              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 359,357
 Cost $11,274,718
 ........................................................
   Market Value:                                                  --      16,476,508
----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                          --              74
 ........................................................
Receivable from fund shares sold                                  --              --
 ........................................................
Total Assets                                                 360,831      16,476,582
 ........................................................
LIABILITIES
Due to Hartford Life Insurance Company                            --              --
 ........................................................
Payable for fund shares purchased                                 --              68
 ........................................................
TOTAL LIABILITIES                                                 --              68
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)             $360,831     $16,476,514
----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1998                                             Units       Unit         Contract
                                                              Owned by    Price        Liability
                                                              Participants
-----------------------------------------------------------------------------------------------------
Variable life contracts:
 Asia Pacific Growth Fund                                        62,626   $ 9.003084    $   563,830
 ....................................................................................................
 Diversified Income Fund                                        134,053    13.798650      1,849,752
 ....................................................................................................
 George Putnam Fund                                               1,403    10.338503         14,500
 ....................................................................................................
 Global Asset Allocation Fund                                    97,567    19.604138      1,912,715
 ....................................................................................................
 Global Growth Fund                                             467,015    20.285477      9,473,632
 ....................................................................................................
 Growth and Income Fund                                       1,023,024    23.724100     24,270,326
 ....................................................................................................
 Health Sciences Fund                                            10,099    10.950541        110,591
 ....................................................................................................
 High Yield Fund                                                330,628    14.367617      4,750,334
 ....................................................................................................
 International Growth Fund                                       42,973    13.784342        592,360
 ....................................................................................................
 International Growth and Income Fund                            19,742    13.287617        262,325
 ....................................................................................................
 International New Opportunities Fund                            23,536    11.545331        271,731
 ....................................................................................................
 Investors Fund                                                  71,650    11.539064        826,773
 ....................................................................................................
 Money Market Fund                                            3,224,735     1.226087      3,953,806
 ....................................................................................................
 New Opportunities Fund                                         533,884    24.589388     13,127,892
 ....................................................................................................
 New Value Fund                                                  20,485    12.495592        255,974
 ....................................................................................................
 OTC & Emerging Fund                                                907    10.074314          9,140
 ....................................................................................................
 Research Fund                                                    1,408    12.540201         17,660
 ....................................................................................................
 U.S. Government and High Quality Bond Fund                     124,856    14.518456      1,812,711
 ....................................................................................................
 Utilities Growth and Income Fund                               109,222    22.169452      2,421,391
 ....................................................................................................
 Vista Fund                                                      24,511    14.721186        360,831
 ....................................................................................................
 Voyager Fund                                                   654,796    25.162820     16,476,514
 ....................................................................................................
GRAND TOTAL:                                                                            $83,334,788
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

For the Year Ended                                            Asia Pacific   Diversified   The George     Global        Global
December 31, 1998                                             Growth         Income        Putnam Fund    Asset         Growth
                                                              Sub-Account    Sub-Account   of Boston      Allocation    Sub-Account
                                                                                           Sub-Account*   Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 32,285      $ 70,490         $ 43        $ 41,230     $  214,168
 ..................................................................................................................................
 Capital gains income                                                 --        29,940           --         177,098      1,070,840
 ..................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ..................................................................................................................................
 Net realized gain (loss) on security transactions               (41,207)        1,671            1          (1,329)        (1,364)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (39,426)     (131,240)         293          20,104        920,126
 ..................................................................................................................................
 Net gain (loss) on investments                                  (80,633)     (129,569)         294          18,775        918,762
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $(48,348)     $(29,139)        $337        $237,103     $2,203,770
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                            Growth        Health
December 31, 1998                                             and Income    Sciences
                                                              Sub-Account   Sub-Account*

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                    $  360,949       $   97
 ...........................................................
 Capital gains income                                          2,356,273           --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized gain (loss) on security transactions               (18,503)      (8,309)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             488,209        9,534
 ...........................................................
 Net gain (loss) on investments                                  469,706        1,225
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $3,186,928       $1,322
---------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Year Ended                                          High Yield     International International  International
December 31, 1998                                           Sub-Account    Growth        Growth and     New
                                                                           Sub-Account   Income         Opportunities
                                                                                         Sub-Account    Sub-Account
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                   $ 364,870       $ 1,961       $  3,220        $   439
 ....................................................................................................................
 Capital gains income                                           57,254            --          8,262             --
 ....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ....................................................................................................................
 Net realized gain (loss) on security transactions             (37,700)       (2,248)       (13,163)        (2,535)
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                          (723,080)       78,151          9,351         30,988
 ....................................................................................................................
 Net gain (loss) on investments                               (760,780)       75,903         (3,812)        28,453
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                $(338,656)      $77,864       $  7,670        $28,892
---------------------------------------------------------------------------------------------------------------------

For the Year Ended                                          Investors      Money         New
December 31, 1998                                           Sub-Account*   Market        Opportunities
                                                                           Sub-Account   Sub-Account

---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                    $  1,060      $187,481      $       --
 .........................................................
 Capital gains income                                               --            --         159,622
 .........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .........................................................
 Net realized gain (loss) on security transactions                (937)           --         (29,156)
 .........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                           135,571            --       2,419,602
 .........................................................
 Net gain (loss) on investments                                134,634            --       2,390,446
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                 $135,694      $187,481      $2,550,068
---------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Year Ended                                      New            OTC &          Research        U.S. Government   Utilities
December 31, 1998                                       Value          Emerging       Sub-Account**   and High          Growth
                                                        Sub-Account    Growth                         Quality Bond      and Income
                                                                       Sub-Account*                   Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                $ 5,037         $    4         $   28          $ 80,167        $ 61,115
 ..................................................................................................................................
 Capital gains income                                       5,627             --              1             2,087         105,334
 ..................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 ..................................................................................................................................
 Net realized gain (loss) on security transactions            515              1              1             2,683             551
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                            5,488          1,232          1,585            36,983         134,073
 ..................................................................................................................................
 Net gain (loss) on investments                             6,003          1,233          1,586            39,666         134,624
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                             $16,667         $1,237         $1,615          $121,920        $301,073
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                      Vista          Voyager
December 31, 1998                                       Sub-Account    Sub-Account

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                $    --      $   33,492
 .....................................................
 Capital gains income                                          --         817,198
 .....................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 .....................................................
 Net realized gain (loss) on security transactions         (4,666)        (39,065)
 .....................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                           48,979       2,366,551
 .....................................................
 Net gain (loss) on investments                            44,313       2,327,486
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                             $44,313      $3,178,176
-----------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Year Ended                                           Asia Pacific   Diversified   The George     Global        Global
December 31, 1998                                            Growth         Income        Putnam Fund    Asset         Growth
                                                             Sub-Account    Sub-Account   of Boston      Allocation    Sub-Account
                                                                                          Sub-Account*   Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                 $  32,285     $   70,490      $    43      $   41,230    $  214,168
 .................................................................................................................................
 Capital gains income                                                --         29,940           --         177,098     1,070,840
 .................................................................................................................................
 Net realized gain (loss) on security transactions              (41,207)         1,671            1          (1,329)       (1,364)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (39,426)      (131,240)         293          20,104       920,126
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                   (48,348)       (29,139)         337         237,103     2,203,770
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                           --             --        1,000              --            68
 .................................................................................................................................
 Net transfers                                                  (26,828)       328,011        3,811         (36,615)       54,962
 .................................................................................................................................
 Surrenders                                                     (92,345)       (54,287)          96         (33,858)     (301,472)
 .................................................................................................................................
 Net loan activity                                               (4,990)           442        9,265          (1,979)      (15,579)
 .................................................................................................................................
 Cost of insurance                                               (4,390)       (12,619)          (9)        (12,944)      (55,333)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                (128,553)       261,547       14,163         (85,396)     (317,354)
 .................................................................................................................................
 Total increase (decrease) in net assets                       (176,901)       232,408       14,500         151,707     1,886,416
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                            740,731      1,617,344           --       1,761,008     7,587,216
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $ 563,830     $1,849,752      $14,500      $1,912,715    $9,473,632
----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                           Growth        Health
December 31, 1998                                            and Income    Sciences
                                                             Sub-Account   Sub-Account*

----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                $   360,949     $     97
 ..........................................................
 Capital gains income                                          2,356,273           --
 ..........................................................
 Net realized gain (loss) on security transactions               (18,503)      (8,309)
 ..........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             488,209        9,534
 ..........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                  3,186,928        1,322
 ..........................................................
UNIT TRANSACTIONS:
 Purchases                                                            68        1,000
 ..........................................................
 Net transfers                                                 2,023,631      109,086
 ..........................................................
 Surrenders                                                   (1,114,383)        (590)
 ..........................................................
 Net loan activity                                                38,426           --
 ..........................................................
 Cost of insurance                                              (138,157)        (227)
 ..........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  809,585      109,269
 ..........................................................
 Total increase (decrease) in net assets                       3,996,513      110,591
 ..........................................................
NET ASSETS:
 Beginning of period                                          20,273,813           --
------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                               $24,270,326     $110,591
--------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Year Ended                                          High Yield    International  International International   Investors
December 31, 1998                                           Sub-Account   Growth         Growth        New             Sub-Account*
                                                                          Sub-Account*   and Income    Opportunities
                                                                                         Sub-Account   Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                               $  364,870      $  1,961      $  3,220       $    439        $  1,060
 ..................................................................................................................................
 Capital gains income                                           57,254            --         8,262             --              --
 ..................................................................................................................................
 Net realized gain (loss) on security transactions             (37,700)       (2,248)      (13,163)        (2,535)           (937)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                          (723,080)       78,151         9,351         30,988         135,571
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                 (338,656)       77,864         7,670         28,892         135,694
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          --            --            --             --           1,000
 ..................................................................................................................................
 Net transfers                                                 904,461       376,363        95,761         56,466         694,266
 ..................................................................................................................................
 Surrenders                                                   (153,503)       (4,974)       (5,988)        (6,199)         (3,048)
 ..................................................................................................................................
 Net loan activity                                             (28,064)         (764)         (886)        (2,292)             --
 ..................................................................................................................................
 Cost of insurance                                             (32,618)       (2,123)       (1,476)        (1,692)         (1,139)
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                690,276       368,502        87,411         46,283         691,079
 ..................................................................................................................................
 Total increase (decrease) in net assets                       351,620       446,366        95,081         75,175         826,773
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                         4,398,714       145,994       167,244        196,556              --
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                              $4,750,334      $592,360      $262,325       $271,731        $826,773
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                          Money         New
December 31, 1998                                           Market        Opportunities
                                                            Sub-Account   Sub-Account

-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                               $  187,481    $        --
 .........................................................
 Capital gains income                                               --        159,622
 .........................................................
 Net realized gain (loss) on security transactions                  --        (29,156)
 .........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                --      2,419,602
 .........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                  187,481      2,550,068
 .........................................................
UNIT TRANSACTIONS:
 Purchases                                                   7,126,691             68
 .........................................................
 Net transfers                                              (6,976,297)       704,490
 .........................................................
 Surrenders                                                    (92,978)      (508,652)
 .........................................................
 Net loan activity                                            (144,914)       (12,156)
 .........................................................
 Cost of insurance                                             (28,775)       (74,421)
 .........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                               (116,273)       109,329
 .........................................................
 Total increase (decrease) in net assets                        71,208      2,659,397
 .........................................................
NET ASSETS:
 Beginning of period                                         3,882,598     10,468,495
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                              $3,953,806    $13,127,892
-----------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Year Ended                                     New            OTC &          Research        U.S. Government   Utilities
December 31, 1998                                      Value          Emerging       Sub-Account**   and High          Growth
                                                       Sub-Account    Growth                         Quality Bond      and Income
                                                                      Sub-Account*                   Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                           $   5,037        $    4         $    28        $   80,167      $   61,115
 .................................................................................................................................
 Capital gains income                                       5,627            --               1             2,087         105,334
 .................................................................................................................................
 Net realized gain (loss) on security transactions            515             1               1             2,683             551
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                            5,488         1,232           1,585            36,983         134,073
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                              16,667         1,237           1,615           121,920         301,073
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                     --         1,000           1,000                --              --
 .................................................................................................................................
 Net transfers                                            (40,034)        6,935          15,104           252,563         227,820
 .................................................................................................................................
 Surrenders                                               (10,026)          (22)            (42)          (52,978)        (76,662)
 .................................................................................................................................
 Net loan activity                                            222            --             (17)            2,786           6,862
 .................................................................................................................................
 Cost of insurance                                         (1,702)          (10)             --           (11,466)        (15,317)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   unit transactions                                      (51,540)        7,903          16,045           190,905         142,703
 .................................................................................................................................
 Total increase (decrease) in net assets                  (34,873)        9,140          17,660           312,825         443,776
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                      290,847            --              --         1,499,886       1,977,615
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                          $ 255,974        $9,140         $17,660        $1,812,711      $2,421,391
----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                     Vista         Voyager
December 31, 1998                                      Sub-Account   Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                           $     --     $    33,492
 ....................................................
 Capital gains income                                         --         817,198
 ....................................................
 Net realized gain (loss) on security transactions        (4,666)        (39,065)
 ....................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                          48,979       2,366,551
 ....................................................
 Net increase (decrease) in net assets resulting from
   operations                                             44,313       3,178,176
 ....................................................
UNIT TRANSACTIONS:
 Purchases                                                    --              68
 ....................................................
 Net transfers                                           140,107       1,085,936
 ....................................................
 Surrenders                                               (4,900)       (619,410)
 ....................................................
 Net loan activity                                            --         (12,339)
 ....................................................
 Cost of insurance                                        (1,419)        (92,192)
 ....................................................
 Net increase (decrease) in net assets resulting from
   unit transactions                                     133,788         362,063
 ....................................................
 Total increase (decrease) in net assets                 178,101       3,540,239
 ....................................................
NET ASSETS:
 Beginning of period                                     182,730      12,936,275
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                          $360,831     $16,476,514
----------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Year Ended                                Asia          Diversified   Global        Global        Growth        High Yield
December 31, 1997                                 Pacific       Income        Asset         Growth        and Income    Sub-Account
                                                  Growth        Sub-Account   Allocation    Sub-Account   Sub-Account
                                                  Sub-Account                 Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ 18,881     $   62,554    $   45,684    $  155,488    $   314,190   $  246,290
 ..................................................................................................................................
 Capital gains income                                    --          9,861        78,086       167,244        764,750       28,559
 ..................................................................................................................................
 Net realized gain (loss) on security
   transactions                                      (4,716)           208           985        (6,243)       (11,346)       2,554
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                   (145,844)        21,960       137,965       601,162      2,573,528      241,895
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                 (131,679)        94,583       262,720       917,651      3,641,122      519,298
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                               --             --            --            --             --           --
 ..................................................................................................................................
 Net transfers                                       (5,780)       499,003       345,410       880,302      3,372,228      738,928
 ..................................................................................................................................
 Surrenders                                         (17,461)       (27,995)      (30,466)     (273,522)      (399,306)    (149,096)
 ..................................................................................................................................
 Net loan activity                                   (7,128)        (1,526)      (21,786)      (43,107)       (95,139)      16,923
 ..................................................................................................................................
 Cost of insurance                                   (6,464)        (9,419)      (10,616)      (49,753)      (114,975)     (26,321)
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                           (36,833)       460,063       282,542       513,920      2,762,808      580,434
 ..................................................................................................................................
 Total increase (decrease) in net assets           (168,512)       554,646       545,262     1,431,571      6,403,930    1,099,732
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                909,242      1,062,698     1,215,746     6,155,645     13,869,884    3,298,982
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                     $740,730     $1,617,344    $1,761,008    $7,587,216    $20,273,814   $4,398,714
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended                                International  International
December 31, 1997                                 Growth         Growth
                                                  Sub-Account*   and Income
                                                                 Sub-Account*
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $  2,245       $  4,968
 ...............................................
 Capital gains income                                     --             --
 ...............................................
 Net realized gain (loss) on security
   transactions                                         (952)           261
 ...............................................
 Net unrealized appreciation (depreciation) of
   investments during the period                       4,480         (2,427)
 ...............................................
 Net increase (decrease) in net assets resulting
   from operations                                     5,773          2,802
 ...............................................
UNIT TRANSACTIONS:
 Purchases                                             1,000          1,000
 ...............................................
 Net transfers                                       141,118        164,247
 ...............................................
 Surrenders                                           (1,312)          (664)
 ...............................................
 Net loan activity                                        --             --
 ...............................................
 Cost of insurance                                      (585)          (141)
 ...............................................
 Net increase (decrease) in net assets resulting
   from unit transactions                            140,221        164,442
 ...............................................
 Total increase (decrease) in net assets             145,994        167,244
 ...............................................
NET ASSETS:
 Beginning of period                                      --             --
-----------------------------------------------------------------------------------------------------------
 END OF PERIOD                                      $145,994       $167,244
-------------------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Year Ended                         International  Money         New             New            U.S. Government
December 31, 1997                          New            Market        Opportunities   Value          and High
                                           Opportunities  Sub-Account   Sub-Account     Sub-Account*   Quality Bond
                                           Sub-Account*                                                Sub-Account
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $    571     $   187,676    $        --      $     --       $   83,063
 .....................................................................................................................
 Capital gains income                              --              --             --            --               --
 .....................................................................................................................
 Net realized gain (loss) on security
   transactions                                  (583)             --         (5,661)       (2,943)           1,430
 Net unrealized appreciation
   (depreciation) of investments during
   the period                                 (13,413)             --      1,909,685        14,548           25,565
 .....................................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                  (13,425)        187,676      1,904,024        11,605          110,058
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                      1,000       9,479,089             --         1,000               --
 .....................................................................................................................
 Net transfers                                211,827      (9,663,164)     1,158,747       287,299          135,429
 .....................................................................................................................
 Surrenders                                    (2,118)       (119,388)      (294,057)       (8,127)         (24,042)
 .....................................................................................................................
 Net loan activity                                 (1)       (193,526)       (72,749)           --           (1,568)
 .....................................................................................................................
 Cost of insurance                               (727)        (31,033)       (60,495)         (930)          (9,754)
 .....................................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions           209,981        (528,022)       731,446       279,242          100,065
 .....................................................................................................................
 Total increase (decrease) in net assets      196,556        (340,346)     2,635,470       290,847          210,123
 .....................................................................................................................
NET ASSETS:
 Beginning of period                               --       4,222,944      7,833,025            --        1,289,764
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                               $196,556     $ 3,882,598    $10,468,495      $290,847       $1,499,887
----------------------------------------------------------------------------------------------------------------------

For the Year Ended                         Utilities     Vista          Voyager
December 31, 1997                          Growth        Sub-Account*   Sub-Account
                                           and Income
                                           Sub-Account
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $   56,715      $     15     $    20,325
 ........................................
 Capital gains income                          77,339            --         438,026
 ........................................
 Net realized gain (loss) on security
   transactions                                 4,906        (6,610)          1,878
 Net unrealized appreciation
   (depreciation) of investments during
   the period                                 280,202        20,188       2,144,618
 ........................................
 Net increase (decrease) in net assets
   resulting from operations                  419,162        13,593       2,604,847
 ........................................
UNIT TRANSACTIONS:
 Purchases                                         --         1,000              --
 ........................................
 Net transfers                                126,503       170,550       1,437,360
 ........................................
 Surrenders                                   (29,456)       (1,924)       (346,502)
 ........................................
 Net loan activity                            (10,900)           --         (87,887)
 ........................................
 Cost of insurance                            (12,352)         (489)        (73,765)
 ........................................
 Net increase (decrease) in net assets
   resulting from unit transactions            73,795       169,137         929,206
 ........................................
 Total increase (decrease) in net assets      492,957       182,730       3,534,053
 ........................................
NET ASSETS:
 Beginning of period                        1,484,659            --       9,402,223
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                             $1,977,616      $182,730     $12,936,276
----------------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1998

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 26, 1999                 ARTHUR ANDERSEN LLP

                        HARTFORD LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME
              ---------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                               -------------------------------


                                                       1998     1997     1996
                                               -------------------------------
                                                           (in millions)
 REVENUES
   Premiums and other considerations                  $2,218   $1,637   $1,705
   Net investment income                               1,759    1,368    1,397
   Net realized capital (losses) gains                    (2)       4     (213)
                                               -------------------------------
                                     TOTAL REVENUES    3,975    3,009    2,889
                                               -------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs                                                431      335      234
   Dividends to policyholders                            329      240      635
   Other expenses                                        766      586      427
                                               -------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,437    2,540    2,831
                                               -------------------------------
   Income before income tax expense                      538      469       58
   Income tax expense                                    188      167       20
                                               -------------------------------
                                         NET INCOME   $  350   $  302   $   38
                                               -------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
              ---------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                               ------------------------

                                                       1998      1997
                                               ------------------------
                                                        (in millions,
                                                      except for share
                                                            data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and $13,885)     $14,818   $14,176
   Equity securities, at fair value                        31       180
   Policy loans, at outstanding balance                 6,684     3,756
   Other investments, at cost                             264        47
                                               ------------------------
                                  TOTAL INVESTMENTS    21,797    18,159
                                               ------------------------
   Cash                                                    17        54
   Premiums receivable and agents' balances                17        18
   Reinsurance recoverables                             1,257     6,114
   Deferred policy acquisition costs                    3,754     3,315
   Deferred income tax                                    464       348
   Other assets                                           695       682
   Separate account assets                             90,262    69,055
                                               ------------------------
                                       TOTAL ASSETS   $118,263  $97,745
                                               ------------------------
 LIABILITIES
   Future policy benefits                             $ 3,595   $ 3,059
   Other policyholder funds                            19,615    21,034
   Other liabilities                                    2,094     2,254
   Separate account liabilities                        90,262    69,055
                                               ------------------------
                                  TOTAL LIABILITIES   115,566    95,402
                                               ------------------------
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                       6         6
   Capital surplus                                      1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                          184       179
                                               ------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME       184       179
                                               ------------------------
   Retained earnings                                    1,462     1,113
                                               ------------------------
                         TOTAL STOCKHOLDER'S EQUITY     2,697     2,343
                                               ------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $118,263  $97,745
                                               ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
          ------------------------------------------------------------

                                                                      Accumulated
                                                                         Other
                                                                     Comprehensive
                                                                        Income
                                                                    ---------------

                                                                    Net Unrealized
                                                                     Capital Gains
                                                                      (Losses) on                       Total
                                           Common     Capital         Securities,      Retained     Stockholder's
                                           Stock      Surplus         Net of Tax       Earnings        Equity
                                                        ---------------------------------------------------------
                                                                       (in millions)
 1998
 Balance, December 31, 1997                  $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income                                --                --          --              350            350
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)                  --                --           5               --              5
 Total other comprehensive income                                                                           5
   Total comprehensive income                                                                             355
 Dividends                                   --                --          --               (1)            (1)
                                                        ---------------------------------------------------------
               BALANCE, DECEMBER 31, 1998    $6        $    1,045        $184           $1,462         $2,697
                                                        ---------------------------------------------------------
 1997
 Balance, December 31, 1996                  $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income                                --                --          --              302            302
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)                  --                --         149               --            149
 Total other comprehensive income                                                                         149
   Total comprehensive income                                                                             451
                                                        ---------------------------------------------------------
               BALANCE, DECEMBER 31, 1997    $6        $    1,045        $179           $1,113         $2,343
                                                        ---------------------------------------------------------
 1996
 Balance, December 31, 1995                  $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income                                --                --          --               38             38
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)                  --                --          87               --             87
 Total other comprehensive income                                                                          87
   Total comprehensive income                                                                             125
 Capital contribution                        --                38          --               --             38
                                                        ---------------------------------------------------------
               BALANCE, DECEMBER 31, 1996    $6        $    1,045        $ 30           $  811         $1,892
                                                        ---------------------------------------------------------

(1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

(2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              ---------------------------------------------------

                                           For the Years Ended December
                                                       31,
                                               -------------------------


                                            1998       1997       1996
                                               -------------------------
                                                  (in millions)
OPERATING ACTIVITIES
  Net income                              $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization                (23)         8         14
  Net realized capital losses (gains)            2         (4)       213
  Decrease in premiums receivable and
   agents' balances                              1        119         10
  (Decrease) increase in other
   liabilities                                 (79)       223        577
  Change in receivables, payables, and
   accruals                                     83        107        (22)
  Increase (decrease) in accrued taxes          60        126        (91)
  (Increase) decrease in deferred income
   taxes                                      (118)        40       (102)
  Increase in deferred policy
   acquisition costs                          (439)      (555)      (572)
  Increase in future policy benefits           536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related assets        (2)        21       (146)
                                               -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       371        972         20
                                               -------------------------
INVESTING ACTIVITIES
  Purchases of investments                  (6,061)    (6,869)    (5,854)
  Sales of investments                       4,901      4,256      3,543
  Maturity of investments                    1,761      2,329      2,693
                                               -------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES       601       (284)       382
                                               -------------------------
FINANCING ACTIVITIES
  Capital contribution                          --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts            (1,009)      (677)      (443)
                                               -------------------------
    Net cash used for financing
     activities                             (1,009)      (677)      (405)
                                               -------------------------
  Net (decrease) increase in cash              (37)        11         (3)
  Cash -- beginning of year                     54         43         46
                                               -------------------------
  Cash -- end of year                     $     17   $     54   $     43
                                               -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $    263   $      9   $    189
Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of
   $4,354 in policy loans and $192 in other assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

      -------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(H) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                        1998       1997       1996
                                                                      -------------------------------
Commissions                                                           $   1,069  $     976  $     848
Deferred acquisition costs                                                 (891)      (862)      (823)
Other                                                                       588        472        402
                                                                      -------------------------------
                                                TOTAL OTHER EXPENSES  $     766  $     586  $     427
                                                                      -------------------------------

(I) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                        For the Years Ended December
                                                                                     31,
                                                                       -------------------------------

                                                                         1998       1997       1996
                                                                       -------------------------------
Interest income from fixed maturities                                  $     952  $     932  $     918
Interest income from policy loans                                            789        425        477
Income from other investments                                                 32         26         15
                                                                       -------------------------------
Gross investment income                                                    1,773      1,383      1,410
Less: Investment expenses                                                     14         15         13
                                                                       -------------------------------
                                                NET INVESTMENT INCOME  $   1,759  $   1,368  $   1,397
                                                                       -------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                             For the Years Ended December 31,
                                                                            -----------------------------------

                                                                               1998         1997        1996
                                                                            -----------------------------------
Fixed maturities                                                             $     (28)   $      (7)  $    (201)
Equity securities                                                                   21           12           2
Real estate and other                                                                5           (1)         (4)
Less: Decrease in liability to policyholders for realized capital gains             --           --         (10)
                                                                            -----------------------------------
                                       NET REALIZED CAPITAL (LOSSES) GAINS   $      (2)   $       4   $    (213)
                                                                            -----------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                               For the Years Ended December 31,
                                                                             -------------------------------------

                                                                                1998         1997         1996
                                                                             -------------------------------------
Gross unrealized capital gains                                                $       2    $      14    $      13
Gross unrealized capital losses                                                      (1)          --           (1)
                                                                             -------------------------------------
Net unrealized capital gains                                                          1           14           12
Deferred income tax expense                                                          --            5            4
                                                                             -------------------------------------
Net unrealized capital gains, net of tax                                              1            9            8
Balance -- beginning of year                                                          9            8            1
                                                                             -------------------------------------
                NET CHANGE IN UNREALIZED CAPITAL GAINS ON EQUITY SECURITIES   $      (8)   $       1    $       7
                                                                             -------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                            For the Years Ended December
                                                                                         31,
                                                                           -------------------------------

                                                                             1998       1997       1996
                                                                           -------------------------------
Gross unrealized capital gains                                             $     421  $     371  $     386
Gross unrealized capital losses                                                 (108)       (80)      (341)
Unrealized capital gains credited to policyholders                               (32)       (30)       (11)
                                                                           -------------------------------
Net unrealized capital gains                                                     281        261         34
Deferred income tax expense                                                       98         91         12
                                                                           -------------------------------
Net unrealized capital gains, net of tax                                         183        170         22
Balance -- beginning of year                                                     170         22        (58)
                                                                           -------------------------------
      NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES  $      13  $     148  $      80
                                                                           -------------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                                 As of December 31, 1998
                                                                   ---------------------------------------------------

                                                                                   Gross         Gross
                                                                   Amortized    Unrealized    Unrealized
                                                                      Cost         Gains        Losses      Fair Value
                                                                   ---------------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                          $   121       $  2          $ --         $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                            1,001         23            (8)          1,016
States, municipalities and political subdivisions                        165          8            --             173
International governments                                                393         26            (7)            412
Public utilities                                                         844         33            (3)            874
All other corporate including international                            5,469        260           (42)          5,687
All other corporate -- asset backed                                    4,155         58           (42)          4,171
Short-term investments                                                 1,847         --            --           1,847
Certificates of deposit                                                  510         11            (6)            515
                                                                   ---------------------------------------------------
                                           TOTAL FIXED MATURITIES    $14,505       $421          $(108)       $14,818
                                                                   ---------------------------------------------------

                                                                                 As of December 31, 1997
                                                                   ---------------------------------------------------

                                                                                   Gross         Gross
                                                                   Amortized    Unrealized    Unrealized
                                                                      Cost         Gains        Losses      Fair Value
                                                                   ---------------------------------------------------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                          $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                            1,175         64           (35)          1,204
States, municipalities and political subdivisions                        211          7            (1)            217
International governments                                                376         20            (3)            393
Public utilities                                                         871         26            (3)            894
All other corporate including international                            5,033        200           (25)          5,208
All other corporate -- asset backed                                    4,091         41            (8)          4,124
Short-term investments                                                 1,318         --            --           1,318
Certificates of deposit                                                  593         10            (4)            599
                                                                   ---------------------------------------------------
                                           TOTAL FIXED MATURITIES    $13,885       $371          $(80)        $14,176
                                                                   ---------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                       Amortized
                                                         Cost      Fair Value
                                                      ------------------------
MATURITY
One year or less                                       $   3,047    $   3,116
Over one year through five years                           4,796        4,843
Over five years through ten years                          3,242        3,318
Over ten years                                             3,420        3,541
                                                      ------------------------
                                               TOTAL   $  14,505    $  14,818
                                                      ------------------------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------

                                                                                                  Foreign
                                      Total      Issued    Purchased                  Interest    Currency     Total
                                     Carrying    Caps &      Caps &      Futures        Rate       Swaps      Notional
           ASSETS HEDGED              Value      Floors      Floors        (2)         Swaps        (3)        Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 inverse floaters and anticipatory)  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)                       24         44        55           --              --      --            99
Anticipatory (4)                           --         --        --           --             235      --           235
Other bonds and notes                   7,683        461       597           18           1,300      90         2,466
Short-term investments                  1,948         --        --           --              --      --            --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments                      6,979         --        --           --              --      --            --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $ 21,797        505       840           21           2,420      90         3,876
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $ 19,615      1,100        50           --           1,195      --         2,345
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     ----------------------------------------------------------------------------------

                                                      1997 -- Amount Hedged (Notional Amounts)
                                     --------------------------------------------------------------------------

                                                                                              Foreign
                                      Total    Issued    Purchased                 Interest   Currency   Total
                                     Carrying  Caps &      Caps &                    Rate      Swaps    Notional
           ASSETS HEDGED              Value    Floors      Floors     Futures (2)    Swaps      (3)     Amount
                                     --------------------------------------------------------------------------
Asset backed securities
 (excluding inverse floaters and
 anticipatory)                       $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)                       75       47           80          --           25      --       152
Anticipatory (4)                           --       --           --          --           --      --        --
Other bonds and notes                   7,531      462          460          22        1,258      91     2,293
Short-term investments                  1,317       --           --          --           --      --        --
                                     --------------------------------------------------------------------------
             TOTAL FIXED MATURITIES    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments                      3,983       --           --          --           --      --        --
                                     --------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $ 18,159    1,009        1,944          50        1,504      91     4,598
                                     --------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $ 21,034       10          150          --        1,747      --     1,907
                                     --------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------------------------------------------------------------------------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                                                    BY DERIVATIVE TYPE
                                             ----------------------------------------------------------------

                                             December 31, 1997               Maturities/    December 31, 1998
                                              Notional Amount    Additions Terminations (1)  Notional Amount
                                             ----------------------------------------------------------------
        Caps                                      $1,239          $1,000       $  327            $1,912
        Floors                                     1,864              --        1,281               583
        Swaps/Forwards                             3,342           1,838        1,475             3,705
        Futures                                       50               8           37                21
        Options                                       10              --           10                --
                                             ----------------------------------------------------------------
                                        TOTAL      $6,505         $2,846       $3,130            $6,221
                                             ----------------------------------------------------------------

                                                                       BY STRATEGY
                                             ----------------------------------------------------------------
        Liability                                 $1,907          $1,099       $  661            $2,345
        Anticipatory                                  --             242            7               235
        Asset                                      1,805           1,260          667             2,398
        Portfolio                                  2,793             245        1,795             1,243
                                             ----------------------------------------------------------------
                                        TOTAL      $6,505         $2,846       $3,130            $6,221
                                             ----------------------------------------------------------------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         --------------------------------------

                                                         Carrying    Fair    Carrying    Fair
                                                          Amount     Value    Amount     Value
                                                         --------------------------------------
ASSETS
  Fixed maturities                                        $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities                                             31       31        180      180
  Policy loans                                               6,684    6,684      3,756    3,756
  Other investments                                            264      309         47       91
LIABILITIES
  Other policyholder funds (1)                            $ 11,709  $11,726   $ 11,769  $11,755
                                                         --------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

6. STATUTORY RESULTS

                                                                  For the Years Ended December
                                                                               31,
                                                                 -------------------------------

                                                                   1998       1997       1996
                                                                 -------------------------------
Statutory net income                                             $     211  $     214  $     144
                                                                 -------------------------------
Statutory surplus                                                $   1,676  $   1,441  $   1,207
                                                                 -------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford

Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

Net premiums and other considerations were comprised of the following:

                                                                 For the Years Ended December
                                                                              31,
                                                                -------------------------------

                                                                  1998       1997       1996
                                                                -------------------------------
Gross premiums                                                  $   2,722  $   2,164  $   2,138
Assumed                                                               150        159        190
Ceded                                                                (654)      (686)      (623)
                                                                -------------------------------
                         NET PREMIUMS AND OTHER CONSIDERATIONS  $   2,218  $   1,637  $   1,705
                                                                -------------------------------

The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

Income tax expense is as follows:

                                                                      For the Years Ended December
                                                                                   31,
                                                                     -------------------------------

                                                                       1998       1997       1996
Current                                                              $     307  $     162  $     118
Deferred                                                                  (119)         5        (98)
                                                                     -------------------------------
                                                 INCOME TAX EXPENSE  $     188  $     167  $      20
                                                                     -------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                                     For the Years Ended December 31,
                                                                     ---------------------------------

                                                                       1998       1997        1996
                                                                     ---------------------------------
Tax provision at the U.S. Federal statutory rate                     $     188  $     164   $      20
Other                                                                       --          3          --
                                                                     ---------------------------------
                                                              TOTAL  $     188  $     167   $      20
                                                                     ---------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                                              1998       1997
                                                                                 -------------------------------
Tax basis deferred policy acquisition costs                                                 $     751  $     639
Financial statement deferred policy acquisition costs and reserves                                103         69
Employee benefits                                                                                   4          8
Net unrealized capital gains on securities                                                        (98)       (96)
Investments and other                                                                            (296)      (272)
                                                                                 -------------------------------
                                                                          TOTAL             $     464  $     348
                                                                                 -------------------------------

Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999                                                                     $       7
2000                                                                            12
2001                                                                            12
2002                                                                            13
2003                                                                            13
Thereafter                                                                      74
                                                                         ---------
                                                                  TOTAL  $     131
                                                                         ---------

Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

13. SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         Investment Individual
1998                                                     Products    Life      COLI      Other    Total
                                                         -----------------------------------------------
Total revenues                                            $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income                                         736      181         793       49    1,759
Amortization of deferred policy acquisition costs             326      105          --       --      431
Income tax expense (benefit)                                  145       35          12       (4)     188
Net income (loss)                                             270       64          24       (8)     350
Assets                                                     87,207    5,228      22,631    3,197  118,263

                                                         Investment Individual
1997                                                     Products    Life      COLI      Other    Total
                                                         -----------------------------------------------
Total revenues                                            $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income                                         739      164         429       36    1,368
Amortization of deferred policy acquisition costs             250       83          --        2      335
Income tax expense                                            111       30          15       11      167
Net income                                                    206       55          27       14      302
Assets                                                     72,288    4,914      17,800    2,743   97,745

                                                         Investment Individual
1996                                                     Products    Life      COLI      Other    Total
                                                         -----------------------------------------------
Total revenues                                            $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income                                         684      153         480       80    1,397
Amortization of deferred policy acquisition costs             174       60          --       --      234
Income tax expense (benefit)                                  (42 )     24          11       27       20
Net income (loss)                                             (77 )     44          26       45       38
Assets                                                     57,410    3,753      14,222    2,377   77,762

14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       Three Months Ended
                                          March 31,              June 30,           September 30,          December 31,
                                     --------------------------------------------------------------------------------------

                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     --------------------------------------------------------------------------------------
Revenues                              $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses              787        550        591        536        688        550      1,371        904
Net income                                  83         63         85         74         89         81         93         84

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                                   Amount at
                                                                  which shown
                                                         Fair      on Balance
                           Type of Investment   Cost     Value       Sheet
                                               --------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities
   (guaranteed and sponsored)                  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities
   (guaranteed and sponsored) -- asset backed    1,001    1,016       1,016
  States, municipalities and political
   subdivisions                                    165      173         173
  Foreign governments                              393      412         412
  Public utilities                                 844      874         874
  All other corporate including international    5,469    5,687       5,687
  All other corporate -- asset backed            4,155    4,171       4,171
  Short-term investments                         1,847    1,847       1,847
Certificates of deposit                            510      515         515
                                               --------------------------------
                       TOTAL FIXED MATURITIES   14,505   14,818      14,818
                                               --------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      30       31          31
                                               --------------------------------
                      TOTAL EQUITY SECURITIES       30       31          31
                                               --------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   14,535   14,849      14,849
                                               --------------------------------
Policy Loans                                     6,684    6,684       6,684
                                               --------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    206      207         206
  Other invested assets                             58      102          58
                                               --------------------------------
                      TOTAL OTHER INVESTMENTS      264      309         264
                                               --------------------------------
                            TOTAL INVESTMENTS  $21,483  $21,842     $21,797
                                               --------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                Deferred
                                                 Policy       Future       Other         Premiums          Net
                                               Acquisition    Policy     Policyholder    and Other      Investment
Segment                                           Costs      Benefits      Funds      Considerations     Income
                                               ------------------------------------------------------------------

1998
Investment Products                              $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life                                     931          466        2,307            363            181
Corporate Owned Life Insurance                       --          225        8,097            774            793
Other                                                --          497           17             38             49
                                               ------------------------------------------------------------------
 CONSOLIDATED OPERATIONS                         $3,754       $3,595      $19,615         $2,218         $1,759
                                               ------------------------------------------------------------------
1997
                                               ------------------------------------------------------------------
Investment Products                              $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life                                     837          392        2,182            323            164
Corporate Owned Life Insurance                       --           56        9,259            551            429
Other                                                --          541          (27)            (8)            36
                                               ------------------------------------------------------------------
 CONSOLIDATED OPERATIONS                         $3,315       $3,059      $21,034         $1,637         $1,368
                                               ------------------------------------------------------------------
1996
                                               ------------------------------------------------------------------
Investment Products                              $2,030       $1,526      $10,140         $  537         $  684
Individual Life                                     730          346        2,160            287            153
Corporate Owned Life Insurance                       --           --        9,823            880            480
Other                                                --          602           11              1             80
                                               ------------------------------------------------------------------
 CONSOLIDATED OPERATIONS                         $2,760       $2,474      $22,134         $1,705         $1,397
                                               ------------------------------------------------------------------

                                                   Net        Benefits,    Amortization
                                                 Capital        Claim         Policy
                                                  Gains      Adjustment     Acquisition    Dividends to     Other
Segment                                         (Losses)      Expenses         Costs       Policyholders   Expenses

1998
Investment Products                              $  --         $  670          $326            $ --         $  368
Individual Life                                     (1)           262           105              --             77
Corporate Owned Life Insurance                      --            924            --             329            278
Other                                               (1)            55            --              --             43

 CONSOLIDATED OPERATIONS                         $  (2)        $1,911          $431            $329         $  766

1997

Investment Products                              $  --         $  677          $250            $ --         $  266
Individual Life                                     --            242            83              --             77
Corporate Owned Life Insurance                      --            439            --             240            259
Other                                                4             21             2              --            (16)

 CONSOLIDATED OPERATIONS                         $   4         $1,379          $335            $240         $  586

1996

Investment Products                              $(219)        $  744          $175            $ --         $  203
Individual Life                                     --            245            59              --             68
Corporate Owned Life Insurance                      --            545            --             634            144
Other                                                6              1            --               1             12

 CONSOLIDATED OPERATIONS                         $(213)        $1,535          $234            $635         $  427


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                                 Ceded to      Assumed From               Percentage
                                                     Gross        Other           Other         Net        of Amount
                                                     Amount     Companies       Companies      Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1998
Life insurance in force                             $326,400     $ 200,782       $ 18,289     $143,907        12.7%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities                        $  2,329     $     271       $    142     $  2,200         6.5%
Accident and health insurance                            393           383              8           18        44.4%
                                                    -------------------------------------------------------------------
           TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722     $     654       $    150     $  2,218         6.8%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1997
                                                    -------------------------------------------------------------------
Life insurance in force                             $245,487     $ 178,771       $ 33,156     $ 99,872        33.2%
                                                    -------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities                        $  1,818     $     340       $    157     $  1,635         9.6%
Accident and health insurance                            346           346              2            2       100.0%
                                                    -------------------------------------------------------------------
           TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164     $     686       $    159     $  1,637         9.7%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1996
                                                    -------------------------------------------------------------------
Life insurance in force                             $177,094     $ 106,146       $ 31,957     $102,905        31.1%
                                                    -------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities                        $  1,801     $     298       $    169     $  1,672        10.1%
Accident and health insurance                            337           325             21           33        63.6%
                                                    -------------------------------------------------------------------
           TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,138     $     623       $    190     $  1,705        11.1%
                                                    -------------------------------------------------------------------